UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	10/31/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL TOTAL

RETURN BOND FUND, INC.

ANNUAL REPORT • OCTOBER 31, 2012

Fund Type

Multi-Sector Bond

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

December 14, 2012

Dear Shareholder:

We hope you find the annual report for the Prudential Total Return Bond Fund, Inc. informative and useful. The report covers performance for the 12-month period that ended October 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Total Return Bond Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Total Return Bond Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 4.50%. Gross operating expenses: Class A, 0.93%; Class B, 1.63%; Class C, 1.63%; Class Q, 0.54%; Class R, 1.38%; Class X, 1.63%; Class Z, 0.63%. Net operating expenses: Class A, 0.85%; Class B, 1.35%; Class C, 1.60%; Class Q, 0.54%; Class R, 1.10%; Class X, 0.85%; Class Z, 0.60%, after contractual reduction. The contractual reduction is through 2/28/2014 for Class A and Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 10/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	8.67%	49.46%	91.57%	—
Class B	8.20	46.00	80.36	—
Class C	7.93	45.31	81.79	—
Class Q	9.02	N/A	N/A	18.34% (12/27/2010)
Class R	8.39	N/A	N/A	45.34 (1/14/2008)
Class X	8.66	50.29	N/A	54.74 (3/5/2007)
Class Z	8.97	51.25	96.21	—
Barclays U.S. Aggregate Bond Index	5.25	36.25	69.10	—
Lipper Intermediate Investment-Grade Debt Funds Average	7.25	35.15	66.94	—

Average Annual Total Returns (With Sales Charges) as of 9/30/12
	One Year	Five Years	Ten Years	Since Inception
Class A	4.67%	7.42%	6.09%	—
Class B	3.98	7.75	5.93	—
Class C	7.71	7.80	6.02	—
Class Q	9.96	N/A	N/A	9.53% (12/27/2010)
Class R	9.32	N/A	N/A	8.09 (1/14/2008)
Class X	3.59	8.12	N/A	7.74 (3/5/2007)
Class Z	9.83	8.68	6.83	—
Barclays U.S. Aggregate Bond Index	5.16	6.53	5.32	—
Lipper Intermediate Investment-Grade Debt Funds Average	7.51	6.20	5.08	—

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Average Annual Total Returns (With Sales Charges) as of 10/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	3.78%	7.38%	6.23%	—
Class B	3.20	7.71	6.08	—
Class C	6.93	7.76	6.16	—
Class Q	9.02	N/A	N/A	9.54% (12/27/2010)
Class R	8.39	N/A	N/A	8.10 (1/14/2008)
Class X	2.66	8.05	N/A	7.77 (3/5/2007)
Class Z	8.97	8.63	6.97	—

Average Annual Total Returns (Without Sales Charges) as of 10/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	8.67%	8.37%	6.72%	—
Class B	8.20	7.86	6.08	—
Class C	7.93	7.76	6.16	—
Class Q	9.02	N/A	N/A	9.54% (12/27/2010)
Class R	8.39	N/A	N/A	8.10 (1/14/2008)
Class X	8.66	8.49	N/A	8.02 (3/5/2007)
Class Z	8.97	8.63	6.97	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Total Return Bond Fund, Inc. (Class A shares) with a similar investment in the Barclays U.S. Aggregate Bond Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (October 31, 2002) and the account values at the end of the

Prudential Total Return Bond Fund, Inc.	3

Your Fund’s Performance (continued)

current fiscal year (October 31, 2012), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, Class Q, Class R, Class X, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class Q shares are not subject to a sales charge or a 12b-1 fee. Class R shares are not subject to a sales charge, but charge a 12b-1 fee of 0.75%. Class X shares are not offered to new purchasers and are available only through exchanges from the same share class of certain other Prudential Investments mutual funds. Class X shares are not subject to a front-end sales charge, but are subject to a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth year after purchase, 3% in the fifth year, 2% in the sixth and seventh years, 1% in the eighth year and 0% in the ninth year after purchase. Class X shares convert to Class A shares approximately 10 years after purchase. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables and graph reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

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Benchmark Definitions

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with greater than one year remaining to maturity. It gives a broad look at how U.S. investment grade bonds have performed. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 10/31/12 are 12.37% for Class Q; 33.47% for Class R; and 40.65% for Class X. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 9/30/12 are 6.77% for Class Q; 6.22% for Class R; and 6.26% for Class X.

Lipper Intermediate Investment-Grade Debt Funds Average

Funds in the Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) are funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 5 to 10 years. Lipper Average Closest Month-End to Inception cumulative total returns as of 10/31/12 are 13.26% for Class Q; 33.16% for Class R; and 38.21% for Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/12 are 7.09% for Class Q; 6.06% for Class R; and 5.82% for Class X.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 10/31/12
	Total Distributions Paid for 12 Months	30-Day SEC Yield
Class A	$0.82	2.36%
Class B	0.75	1.97
Class C	0.71	1.72
Class Q	0.86	2.79
Class R	0.78	2.21
Class X	0.82	2.46
Class Z	0.86	2.72

Five Largest Holdings expressed as a percentage of net assets as of 10/31/12
U.S. Treasury Bonds, 6.125%, 11/15/27	1.8%
U.S. Treasury Notes, 3.500%, 02/15/18	1.4
BA Credit Card Trust, Ser. 2008-C5, Class C5, 4.964%, 03/15/16	1.2
U.S. Treasury Notes, 1.000%, 03/31/17	1.1
Government National Mortgage Association, 4.500%, TBA 30 YR	1.0

Holdings reflect only long-term investments and are subject to change.

Prudential Total Return Bond Fund, Inc.	5

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 10/31/12
U.S. Government & Agency	14.0%
Aaa	15.3
Aa	5.6
A	15.2
Baa	28.1
Ba	10.4
B	7.0
Caa	0.7
Less than Caa***	0.0
Not Rated**	16.9
Total Investments	113.2
Liabilities in excess of other assets	–13.2
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 15.1% of Not Rated is invested in affiliated money market mutual fund.

***Less than 0.05%

Credit Quality is subject to change.

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Strategy and Performance Overview

How did the Fund perform?

The Prudential Total Return Bond Fund’s Class A shares gained 8.67% for the 12-month reporting period that ended October 31, 2012, significantly outperforming the 5.25% return of the Barclays U.S. Aggregate Bond Index (the Index) and the 7.25% gain of the Lipper Intermediate Investment-Grade Debt Funds Average.

How did the U.S. investment-grade fixed income market perform?

The reporting period that began November 1, 2011, proved bullish for the U.S. investment-grade bond market as all sectors delivered gains. From time to time, market conditions were volatile, however. This reflected key concerns such as a deteriorating global economic picture and uncertainty about the course of an ongoing European sovereign-debt crisis, which periodically threatened to spiral out of control.

•

The market was sometimes dominated by a “risk off” sentiment that favored safe havens such as U.S. Treasury securities. At other times, it was dominated by a “risk on” sentiment that favored “spread sectors,” which are commercial mortgage-backed securities, corporate bonds, and other types of debt securities that provide extra yield (spread) over similar-duration U.S. Treasury securities to compensate for the greater credit risk associated with investing in them.

•

Frustration with a high jobless rate in the United States drove the Federal Reserve (the Fed) to add $40 billion per month of net new purchases of agency mortgage-backed securities. This was in addition to it already reinvesting principal paydowns from its portfolio of agency mortgage-backed securities and federal agency securities back into agency mortgage-backed securities. The program, which has an “open ended” commitment to buy until the economy is much better, is designed to inject money into the financial markets and support economic growth.

•

The Fed also expects to keep short-term interest rates low into 2015, and will continue selling short-term U.S. Treasury securities, while purchasing longer-term U.S. Treasury securities, until the end of 2012.

•	U.S. Treasury securities returned 3.66% overall for the period, with long-term U.S. Treasury securities outperforming their shorter-term counterparts.

•

Agency securities delivered a single-digit gain for the period that outperformed similar-duration U.S. Treasury securities. The sector benefited from a low net supply of federal agency securities and strong demand by investors for bonds of AAA quality.

•	Investment-grade corporate bonds posted a double-digit gain for the period that significantly outperformed similar-duration U.S. Treasury securities. Late in

Prudential Total Return Bond Fund, Inc.	7

Strategy and Performance Overview (continued)

the period, accommodative monetary policies worldwide provided support to the corporate bond market, as investors searching for more attractive returns shifted from low-yielding government debt securities into corporate bonds.

•

The three securitized spread sectors—agency mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities—delivered single-digit gains that enabled each to outperform similar-duration U.S. Treasury securities for the period. (Asset-backed securities are created from credit card receivables, auto loans, and certain other types of loans.)

How did the U.S. high yield corporate bond market perform?

The period was also bullish for high yield corporate bonds, commonly called “junk” bonds for their below-investment-grade ratings. High yield bonds also delivered a double-digit gain for the period that sharply outperformed similar-duration U.S. Treasury securities. Some of the strongest gains in the high yield arena were in industries such as home construction, building materials, and wireless telecommunications. Late in the period, momentum in the high yield market was driven primarily by strong technical factors (a favorable supply/demand balance) as investors’ thirst for attractive yields outweighed signs of slowing global economic growth.

Which strategies made the largest positive contribution to the Fund’s performance?

Prudential Fixed Income, a unit of Prudential Investment Management, Inc., manages the Fund, which outperformed the Index by a significant amount primarily due to its sector allocation strategy and favorable security selection within certain sectors. The portfolio management team leverages the resources of Prudential Fixed Income’s specialized sector teams to determine the best relative value opportunities for a given market environment. It then implements overweight exposures to what it believes to be its best ideas, while maintaining underweight exposures in sectors that offer less-compelling risk/reward potential.

•

The Fund invested in many sectors of the fixed income markets in the United States and abroad. Its sector allocation strategy deemphasized U.S. Treasury securities but emphasized high yield corporate bonds, investment-grade corporate bonds, commercial mortgage-backed securities, asset-backed securities, and debt securities of issuers from emerging market nations. This worked well as each of these spread sectors outperformed similar-duration U.S. Treasury securities for the period.

•	Strong security selection in high yield corporate bonds, investment-grade corporate bonds, commercial mortgage-backed securities, asset-backed

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securities, and emerging market bonds was the other major positive contributor to the Fund’s performance.

What other strategies helped the Fund’s performance?

The Fund benefited from its strategy to manage duration, which is a measure of the interest-rate sensitivity of a bond portfolio or debt securities that is expressed as a number of years. The more positive or negative duration is, the greater the potential risk and reward when interest rates move.

•	The Fund’s slightly longer duration than the Index benefited its performance as interest rates generally declined and pushed bond prices higher. (Bond prices move inversely to interest rates.)

•

The Fund also benefited from having a mild bias in favor of flatter yield curves, which are single line graphs that illustrate the relationship between the yields and maturities of fixed income securities. They are created by plotting the yields of different maturities for the same type of bond. The slope of some yield curves flattened during the period as prices of longer-term bonds rose sharply and pushed down their yields.

What strategy detracted most from the Fund’s performance?

The Fund had overweight exposures to foreign currencies that subtracted from its return for the period.

•

Currency markets were volatile. From time to time, concern about the European sovereign-debt crisis sent investors flocking to the U.S. dollar, which finished the period nearly unchanged overall versus a basket of key currencies. That said, the greenback ended stronger against the euro and gained sharply versus riskier currencies including the Brazilian real, the Argentinian peso, the Indian rupee, and the South African rand. But the U.S. dollar ended the period weaker against the Mexican peso, the New Zealand dollar, and certain other currencies.

Prudential Total Return Bond Fund, Inc.	9

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2012, at the beginning of the period, and held through the six-month period ended October 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Total Return Bond Fund, Inc.		Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,051.70	0.85%	$4.38
	Hypothetical	$1,000.00	$1,020.86	0.85%	$4.32

Class B	Actual	$1,000.00	$1,049.00	1.35%	$6.95
	Hypothetical	$1,000.00	$1,018.35	1.35%	$6.85

Class C	Actual	$1,000.00	$1,048.50	1.60%	$8.24
	Hypothetical	$1,000.00	$1,017.09	1.60%	$8.11

Class Q	Actual	$1,000.00	$1,053.50	0.53%	$2.74
	Hypothetical	$1,000.00	$1,022.47	0.53%	$2.69

Class R	Actual	$1,000.00	$1,050.40	1.10%	$5.67
	Hypothetical	$1,000.00	$1,019.61	1.10%	$5.58

Class X	Actual	$1,000.00	$1,051.70	0.85%	$4.38
	Hypothetical	$1,000.00	$1,020.86	0.85%	$4.32

Class Z	Actual	$1,000.00	$1,053.90	0.60%	$3.10
	Hypothetical	$1,000.00	$1,022.12	0.60%	$3.05

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2012, and divided by 366 days. Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

Prudential Total Return Bond Fund, Inc.	11

Portfolio of Investments

as of October 31, 2012

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
LONG-TERM INVESTMENTS 98.1%
ASSET BACKED SECURITIES 16.0%

Non-Residential Mortgage Backed Securities 10.7%
Aaa		$8,850	Aimco CDO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A, 0.569%, 10/20/19(a)	$8,627,962
AA-(c)		5,200	American Express Credit Account Master Trust, Ser. 2012-2, Class C, 144A, 1.290%, 03/15/18	5,194,763
Aaa		598	American Money Management Corp. CDO (Cayman Islands), Ser. 2006-6A, Class A1A, 144A, 0.652%, 05/03/18(a)	590,267
Aaa		3,000	Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A, 1.830%, 10/17/21(a)	3,000,927
Aaa		141	ARES CLO Funds (Cayman Islands), Ser. 2004-8A, Class A1A, 144A, 0.857%, 02/26/16(a)	140,868
Aaa		56	Ser. 2005-10A, Class A3, 144A, 0.625%, 09/18/17(a)	55,859
Aaa		2,000	Ser. 2011-16A, Class A, 144A, 2.035%, 05/17/21(a)	2,006,020
AA(c)		4,200	Ser. 2012-2A, Class B1, 144A, 3.428%, 10/12/23(a)	4,249,350
Aaa		5,151	ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.574%, 01/26/20(a)	5,028,544
Aaa	EUR	6,241	Avoca CLO I BV (Ireland), Ser. II-A, Class A1, 144A, 1.119%, 01/15/20(a)	7,832,384
A3		1,500	BA Credit Card Trust, Ser. 2006-C5, Class C5, 0.614%, 01/15/16(a)	1,498,923
A3		27,400	Ser. 2008-C5, Class C5, 4.964%, 03/15/16(a)	28,527,400
Aaa		9,250	Battalion CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A1, 144A, 1.537%, 11/15/19(a)	9,206,904

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	13

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Aaa	$1,244	Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A, 0.649%, 06/20/17(a)	$1,232,285
Aaa	1,015	BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.677%, 05/25/17(a)	1,003,552
Aaa	209	Boston Harbor CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.817%, 05/25/16(a)	208,848
Aaa	7,294	Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A, 0.575%, 04/25/19(a)	7,104,318
Ba1	1,000	Chase Credit Card Master Trust, Ser. 2003-4, Class C, 1.464%, 01/15/16(a)	1,004,498
Aaa	1,469	Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.692%, 08/03/19(a)	1,435,674
Baa2	1,630	Citibank Credit Card Issuance Trust, Ser. 2003-C4, Class C4, 5.000%, 06/10/15	1,670,193
Baa2	4,950	Ser. 2005-C2, Class C2, 0.681%, 03/24/17(a)	4,909,658
Baa2	10,575	Ser. 2006-C1, Class C1, 0.611%, 02/20/15(a)	10,573,995
Aaa	2,000	Eagle Creek CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1, 0.667%, 02/28/18(a)	1,952,842
Aaa	782	Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A, 0.529%, 04/20/19(a)(b)	768,617
Aaa	631	Four Corners CLO (Cayman Islands), Ser. 2005-1A, Class A3, 144A, 0.667%, 03/26/17(a)	625,444
Aaa	2,238	Ser. 2006-3A, Class A, 144A, 0.569%, 07/22/20(a)	2,193,960

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Aa1		$3,000	Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A, 0.859%, 03/15/20(a)	$2,864,484
Aaa		500	Ser. 2011-6A, Class A1, 144A, 2.084%, 11/22/22(a)	504,163
B1		93	GE Business Loan Trust, Ser. 2006-1A, Class D, 144A, 1.214%, 05/15/34(a)	37,173
A2		7,792	GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class B, 1.064%, 06/15/18(a)	7,829,461
Aaa		108	Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.600%, 12/15/17(a)	107,480
Aaa		736	Ser. 2006-3A, Class A1, 144A, 0.579%, 04/20/18(a)	729,806
Aaa	EUR	6,066	Grosvenor Place CLO BV (Netherlands), Ser. I-X, Class A1, RegS, 0.455%, 07/20/21(a)	7,561,956
Aaa		35	Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.700%, 07/15/16(a)	34,462
Aaa		2,916	Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A, 0.665%, 08/21/20(a)	2,876,366
Aaa		1,020	Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A, 0.698%, 05/09/18(a)	1,004,778
Baa1	EUR	5,000	Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A, 5.439%, 08/01/16(a)	5,883,483
Aaa		1,571	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A1, 144A, 0.695%, 11/15/17(a)	1,544,224
Aaa		1,088	Ser. 2005-7A, Class A2, 144A, 0.695%, 11/15/17(a)	1,069,375

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	15

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
AAA(c)		$7,217	Lafayette CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A, 144A, 1.751%, 09/06/22(a)	$7,210,511
Aaa		484	Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A, 0.561%, 10/19/20(a)	473,852
Aaa		6,750	Ser. 2007-9A, Class A1, 144A, 0.555%, 04/15/21(a)	6,610,248
Aaa		225	LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A, 0.639%, 10/22/16(a)	221,655
Aaa		6,524	Ser. 2005-3A, Class A, 144A, 0.678%, 06/01/17(a)	6,411,742
Aaa		7,717	Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A, 0.649%, 09/15/17(a)	7,587,314
Aaa	EUR	6,893	Lightpoint Pan-European CLO PLC (Ireland), Ser. 2007-1A, Class A, 144A, 0.446%, 01/31/22(a)	8,571,511
Aaa		5,000	Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A, 2.003%, 05/18/23(a)	5,004,400
AA(c)		6,800	Ser. 2012-1A, Class A2, 144A, 2.783%, 05/18/23(a)	6,786,529
A(c)		1,926	Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A, 3.540%, 10/20/32	1,986,222
A3		10,000	MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2, 1.114%, 11/15/16(a)	10,037,920
Aaa		400	Monument Park CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A, 0.869%, 01/20/16(a)	399,400
Aaa		789	Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A, 0.639%, 03/15/18(a)	765,448

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Aaa	EUR	2,578	North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A, 0.876%, 09/14/19(a)	$3,215,860
Aaa		$11,150	OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A2, 144A, 1.797%, 11/22/23(a)	11,150,000
NR		6,200	Ser. 2012-2A, Class B, 144A, 2.517%, 11/22/23(a)	6,014,000
AA(c)		4,000	Race Point CLO (Cayman Islands), Ser. 2012-6A, Class B, 144A, 2.931%, 05/24/23(a)(b)	3,999,956
A1		67	Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A, 7.125%, 01/15/13	67,551
Aaa		1,976	Rosedale CLO Ltd. (Cayman Islands), Ser. I-A, Class A1S, 144A, 0.566%, 07/24/21(a)	1,925,676
AA(c)		3,250	Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A, 3.085%, 08/17/22(a)	3,227,965
NR		166	Small Business Administration Participation Certificates, Ser. 2001-20A, Class 1, 6.290%, 01/01/21	183,664
NR		102	Ser. 2003-20I, Class 1, 5.130%, 09/01/23	113,037
AA(c)		4,350	Sound Point CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class B, 144A, 3.110%, 10/20/23(a)	4,411,287
Aaa		1,027	Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A, 0.676%, 03/21/17(a)	1,019,459
A+(c)		4,700	SVO VOI Mortgage Corp., Ser. 2012-AA, Class A, 144A, 2.000%, 09/20/29	4,700,270
Aaa		11,100	Trimaran CLO Corp. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.695%, 11/01/18(a)	10,924,387

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	17

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Aaa	$212	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A, 0.819%, 01/21/16(a)(b)	$211,112

			255,922,242

Residential Mortgage Backed Securities 5.3%
Aa1	563	Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D, 0.561%, 01/25/35(a)	543,180
B2	1,356	ACE Securities Corp., Ser. 2003-HE1, Class M1, 1.186%, 11/25/33(a)	1,117,258
Ba3	1,176	Ser. 2003-OP1, Class M1, 1.261%, 12/25/33(a)	1,067,087
B2	429	Ser. 2004-FM1, Class M1, 1.111%, 09/25/33(a)	368,934
Ba3	9,826	Ser. 2004-OP1, Class M1, 0.991%, 04/25/34(a)	8,689,173
Ba2	1,619	Aegis Asset Backed Securities Trust, Ser. 2004-1, Class M1, 1.231%, 04/25/34(a)	1,301,202
Aaa	529	Ser. 2004-2, Class A3, 0.691%, 06/25/34(a)	521,214
Ba1	1,291	Ser. 2005-3, Class M1, 0.681%, 08/25/35(a)	1,160,983
Caa2	130	Ameriquest Mortgage Securities, Inc., Ser. 2001-2, Class M3, 3.136%, 10/25/31(a)	94,429
B1	991	Ser. 2003-1, Class M1, 1.561%, 02/25/33(a)	905,413
B3	503	Ser. 2003-5, Class A6, 4.541%, 04/25/33	488,024
Aa1	196	Ser. 2003-10, Class AV2, 0.561%, 11/25/33(a)	154,254
A2	3,850	Ser. 2004-R8, Class M1, 1.171%, 09/25/34(a)	3,411,366

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
A3	$350	Ser. 2005-R11, Class A2D, 0.541%, 01/25/36(a)	$317,852
A3	677	Amortizing Residential Collateral Trust, Ser. 2002-BC8, Class A3, 1.211%, 11/25/32(a)	619,024
B2	600	Argent Securities, Inc., Ser. 2003-W2, Class M4, 5.836%, 09/25/33(a)	414,817
Ba2	978	Ser. 2003-W7, Class M1, 1.246%, 03/25/34(a)	861,523
Aaa	786	Ser. 2004-W2, Class AF, 3.903%, 04/25/34	793,449
Baa1	1,135	Ser. 2004-W6, Class M1, 0.761%, 05/25/34(a)	951,214
Caa3	304	Ser. 2004-W10, Class M2, 2.686%, 01/25/34(a)	205,449
Ba2	379	Asset Backed Funding Certificates, Ser. 2003-WMC1, Class M1, 1.186%, 06/25/33(a)	341,218
Ba3	734	Ser. 2004-OPT1, Class M1, 1.261%, 08/25/33(a)	646,002
BBB+(c)	3,355	Ser. 2004-OPT5, Class A4, 1.461%, 06/25/34(a)	2,885,581
NR	3,361	Ser. 2005-AQ1, Class A4, 5.010%, 06/25/35	3,405,414
B3	2,500	Ser. 2005-HE2, Class M2, 0.961%, 06/25/35(a)	2,359,962
Ba2	555	Asset Backed Securities Corp. Home Equity, Ser. 2003-HE3, Class M1, 1.459%, 06/15/33(a)	506,752
Ba1	2,983	Ser. 2004-HE3, Class M1, 1.021%, 06/25/34(a)	2,583,636
Baa3	4,845	Ser. 2004-HE5, Class M1, 1.111%, 08/25/34(a)	4,355,113
Aa3	1,100	Ser. 2005-HE6, Class M2, 0.721%, 07/25/35(a)	1,075,620

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	19

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Ba1	$136	Bear Stearns Asset Backed Securities Trust, Ser. 2002-2, Class A2, 1.411%, 10/25/32(a)	$122,361
Ba1	2,835	Ser. 2004-HE2, Class M1, 1.111%, 03/25/34(a)	2,370,773
B1	878	Ser. 2004-HE3, Class M2, 1.936%, 04/25/34(a)	784,555
Baa3	2,659	Ser. 2004-HE5, Class M1, 0.781%, 07/25/34(a)	2,244,931
Baa2	4,383	Ser. 2004-HE7, Class M1, 0.811%, 08/25/34(a)	3,803,926
C	63	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2, 3.586%, 03/25/33(a)	7,723
Baa1	3,686	Ser. 2003-HE4, Class M1, 1.186%, 03/25/34(a)	3,162,733
Baa2	3,418	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-OPT3, Class M2, 0.661%, 05/25/35(a)	3,033,565
Ba3	723	Ser. 2006-HE1, Class M1, 0.541%, 01/25/36(a)	650,341
AAA(c)	223	Countrywide Asset-Backed Certificates, Ser. 2003-BC5, Class 2A2, 0.911%, 12/25/33(a)	190,033
Baa3	1,872	Ser. 2004-BC1, Class M1, 0.961%, 02/25/34(a)	1,666,996
B+(c)	6,250	Ser. 2004-BC4, Class M1, 1.261%, 11/25/34(a)	4,809,850
C	30	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2, 2.461%, 08/25/32(a)	13,836
Ba1	255	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.366%, 07/25/34(a)	208,050
B1	1,400	FBR Securitization Trust, Ser. 2005-2, Class M1, 0.931%, 09/25/35(a)	1,097,839

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Ba1	$986	Fremont Home Loan Trust, Ser. 2003-B, Class M1, 1.261%, 12/25/33(a)	$846,283
Ba3	1,334	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.186%, 11/25/33(a)	1,144,094
Ba3	2,750	Ser. 2004-FM2, Class M1, 0.961%, 01/25/34(a)	2,362,659
Ba1	4,365	Ser. 2004-HE2, Class M1, 0.861%, 09/25/34(a)	3,556,340
Ba3	384	Home Equity Asset Trust, Ser. 2003-5, Class M1, 1.261%, 12/25/33(a)	331,861
Ba3	3,629	Ser. 2004-2, Class M1, 1.006%, 07/25/34(a)	2,781,299
Aaa	78	HSBC Home Equity Loan Trust, Ser. 2005-1, Class A, 0.501%, 01/20/34(a)	72,240
Aaa	1,710	Ser. 2005-2, Class A1, 0.481%, 01/20/35(a)	1,660,638
Aaa	1,932	Ser. 2006-1, Class A2, 0.391%, 01/20/36(a)	1,860,791
Aa1	755	Ser. 2006-1, Class M1, 0.491%, 01/20/36(a)	702,778
A1	1,600	Ser. 2007-2, Class A4, 0.511%, 07/20/36(a)	1,428,149
Baa2	2,500	Ser. 2007-2, Class M1, 0.521%, 07/20/36(a)	1,946,672
Aa2	250	Ser. 2007-3, Class A4, 1.711%, 11/20/36(a)	217,834
Baa1	1,750	IndyMac Residential Asset Backed Trust, Ser. 2005-A, Class M3, 0.761%, 03/25/35(a)	1,524,435
A3	1,610	Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1, 0.961%, 02/25/34(a)	1,365,744
B1	814	Ser. 2004-2, Class M1, 0.741%, 06/25/34(a)	696,087

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	21

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Aaa	$14	Ser. 2004-4, Class 1A1, 0.771%, 10/25/34(a)	$12,015
Aa3	3,105	MASTR Asset Backed Securities Trust, Ser. 2004-HE1, Class M2, 0.941%, 09/25/34(a)	2,803,924
Ba2	879	Ser. 2004-WMC1, Class M1, 0.991%, 02/25/34(a)	799,904
Aa1	2,151	Ser. 2005-NC1, Class M1, 0.691%, 12/25/34(a)	2,013,609
Baa1	673	Merrill Lynch Mortgage Investors, Inc., Ser. 2003-OPT1, Class A3, 0.931%, 07/25/34(a)	536,763
AAA(c)	1,936	Ser. 2004-OPT1, Class A1A, 0.471%, 06/25/35(a)	1,694,989
AAA(c)	537	Ser. 2004-OPT1, Class A2A, 0.571%, 06/25/35(a)	462,843
Caa1	1,275	Ser. 2004-WMC3, Class M2, 2.056%, 01/25/35(a)	1,146,451
Ba2	2,136	Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1, 1.411%, 05/25/33(a)	1,878,337
B3	220	Ser. 2003-NC5, Class M1, 1.486%, 04/25/33(a)	188,812
AA(c)	1,254	Ser. 2004-HE3, Class M1, 1.066%, 03/25/34(a)	1,089,011
B3	598	Ser. 2004-HE5, Class M1, 1.156%, 06/25/34(a)	511,606
Aaa	663	Ser. 2004-HE8, Class A7, 0.747%, 09/25/34(a)	550,315
Baa2	888	Ser. 2004-NC1, Class M1, 1.261%, 12/27/33(a)	818,723
B1	1,930	Ser. 2004-NC6, Class M1, 1.111%, 07/25/34(a)	1,661,250
Aa1	1,650	Ser. 2004-OP1, Class M1, 1.081%, 11/25/34(a)	1,379,261
Ba1	1,171	Ser. 2004-WMC1, Class M1, 1.141%, 06/25/34(a)	987,230

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Ba3	$1,046	Ser. 2004-WMC2, Class M1, 1.126%, 07/25/34(a)	$911,121
Aaa	2,930	Ser. 2005-NC1, Class A2C, 0.591%, 01/25/35(a)	2,639,609
Ba3	1,500	Ser. 2005-NC2, Class M3, 0.661%, 03/25/35(a)	1,291,564
Baa3	1,892	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.336%, 10/25/33(a)	1,670,842
Ba1	1,326	Ser. 2004-4, Class M1, 0.976%, 02/25/35(a)	1,089,309
Baa1	2,250	Park Place Securities, Inc., Ser. 2004-WHQ2, Class M2, 0.841%, 02/25/35(a)	2,179,616
B1	1,162	Residential Asset Mortgage Products, Inc., Ser. 2003-RS11, Class AI6A, 5.980%, 12/25/33	1,143,789
Aa3	189	Ser. 2004-RS12, Class MII2, 1.011%, 12/25/34(a)	171,906
Baa3	400	Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5, 5.221%, 02/25/34	387,353
Baa3	869	Ser. 2005-EMX4, Class A3, 0.551%, 11/25/35(a)	864,065
B2	102	Saxon Asset Securities Trust, Ser. 2002-3, Class M1, 1.336%, 12/25/32(a)	87,267
Aa3	1,000	Ser. 2005-3, Class M1, 0.671%, 11/25/35(a)	935,067
C	900	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1, 0.611%, 11/25/35(a)	66,816
Baa2	1,242	Specialty Underwriting & Residential Finance, Ser. 2003-BC2, Class M1, 1.336%, 06/25/34(a)	1,072,013
Ba3	981	Ser. 2003-BC4, Class M1, 1.111%, 11/25/34(a)	855,202

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	23

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
A3	$647	Structured Asset Investment Loan Trust, Ser. 2003-BC8, Class 3A3, 1.111%, 08/25/33(a)	$585,739
AAA(c)	1,110	Ser. 2004-7, Class A8, 1.411%, 08/25/34(a)	916,192
A3	1,932	Ser. 2004-BNC1, Class A4, 1.151%, 09/25/34(a)	1,723,041
CC(c)	309	Structured Asset Securities Corp., Ser. 2002-HF2, Class M3, 3.211%, 07/25/32(a)	260,353
Baa1	1,062	Ser. 2003-AM1, Class M1, 1.561%, 04/25/33(a)	971,302

			127,167,768

		Total asset backed securities	383,090,010

BANK LOANS(a) 4.3%

Aerospace & Defense
Ba3	805	Booz Allen & Hamilton, Inc., 2.961%, 12/31/17	800,472

Automotive 0.2%
NR	272	Allison Transmission, Inc., 2.720%, 08/07/14	272,076
Ba2	1,728	Chrysler LLC, 6.000%, 05/24/17	1,764,848
Ba3	2,000	Schaeffler AG, 6.000%, 01/27/17	2,018,750

			4,055,674

Cable 0.2%
Ba2	1,992	Cequel Communications LLC, 4.000%, 02/14/19	1,993,325
Ba1	1,393	Charter Communications Operating LLC, 4.000%, 05/15/19	1,400,313
NR	411	Kabel Deutschland Vertrieb und Service GmbH (Germany), 3.695%, 02/01/19	411,131

			3,804,769

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
BANK LOANS(a) (Continued)

Capital Goods 0.2%
B2	$3,000	RAC PLC, 5.270%, 09/30/19 (original cost $4,809,002; purchased 10/24/12)(b)(d)	$4,835,235

Chemicals 0.2%
Baa3	1,488	Ashland, Inc., 3.750%, 08/23/18	1,496,270
Baa3	2,094	Rockwood Holdings, Inc., 3.500%, 02/09/18	2,101,434

			3,597,704

Electric 0.1%
B1	674	Calpine Corp., 4.500%, 04/01/18	674,784
B1	674	4.500%, 04/01/18	675,106
B1	2,000	4.500%, 10/09/19	2,001,500

			3,351,390

Energy—Other 0.1%
NR	3,000	Phillips 66, 1.460%, 02/22/15	2,977,500

Foods
B(c)	791	Del Monte Foods Co., 4.500%, 03/08/18	788,603

Gaming 0.1%
B2	1,351	CCM Merger, Inc., 6.000%, 03/01/17	1,358,268
Ba1	1,852	Scientific Games Corp., 2.970%, 06/30/15	1,842,147

			3,200,415

Healthcare & Pharmaceutical 1.4%
Ba3	812	Alere, Inc., 3.360%, 06/30/16	801,583

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	25

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
BANK LOANS(a) (Continued)

Healthcare & Pharmaceutical (cont’d.)
B2	$285	4.750%, 06/30/17	$286,615
Ba3	775	4.750%, 06/30/17	779,307
Ba3	2,196	Community Health Systems, Inc., 2.862%, 10/25/16	2,185,782
Ba3	2,447	3.921%, 01/25/17	2,454,117
Ba2	4,000	DaVita, Inc., 2.720%, 10/20/15	3,955,000
Ba2	4,168	4.500%, 10/20/16	4,165,816
Ba1	4,412	Endo Pharmaceuticals Holdings, Inc., 2.250%, 06/17/16	4,403,147
NR	1,875	Grifols, Inc., 3.668%, 06/01/16	1,872,656
Ba3	342	HCA, Inc., 3.462%, 05/01/18	342,375
Ba3	222	3.612%, 03/31/17	221,615
Ba3	500	Health Management Associates, Inc., 2.940%, 11/16/16	498,928
Baa2	1,972	RPI Finance Trust, 3.500%, 05/09/18	1,965,420
Baa2	2,144	4.000%, 11/09/18	2,152,578
Ba2	4,200	Universal Health Services, Inc., 2.119%, 08/15/16	4,179,000
NR	3,983	Valeant Pharmaceuticals International, Inc., 2.970%, 04/20/16	3,992,814

			34,256,753

Media & Entertainment 0.4%
NR	2,000	Lavena Holding 4 GmbH Co., 7.698%, 03/06/17	2,255,288
NR	3,000	Nielsen Finance LLC, 2.469%, 02/02/17	2,973,213
Ba2	3,500	ProSiebenSat.1 Media AG (Germany), 2.810%, 07/01/16	4,414,014
Ba3	194	Seaworld Parks & Entertainment, Inc., 4.000%, 08/17/17	194,444

			9,836,959

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
BANK LOANS(a) (Continued)

Metals 0.2%
NR	$1,500	FMG Resources Pty. Ltd., 5.250%, 11/30/17	$1,492,266
B1	1,910	Walter Energy, Inc., 4.000%, 04/02/18	1,879,989

			3,372,255

Pipelines & Other 0.1%
Ba2	2,800	Energy Transfer Equity LP, 3.750%, 03/23/17	2,794,557

Real Estate Investment Trusts 0.1%
B1	245	CB Richard Ellis Realty Trust, 3.461%, 11/10/16	244,796
Ba1	1,671	3.714%, 09/04/19	1,667,985

			1,912,781

Retailers 0.3%
B1	3,400	Alliance Boots Ltd. (United Kingdom), 3.771%, 07/09/15	5,295,774
Ba1	1,680	Dollar General Corp., 2.962%, 07/07/14	1,684,830

			6,980,604

Technology 0.7%
B1	281	CDW LLC, 4.000%, 07/15/17	277,652
Ba1	5,430	Fidelity National Information Services, Inc., 2.362%, 03/30/17	5,416,804
B1	790	First Data Corp., 4.211%, 03/26/18	755,008
B1	60	5.211%, 03/24/17	59,087
B1	2,100	5.211%, 09/24/18	2,054,938
B1	5,000	Freescale Semiconductor, Inc., 4.465%, 12/01/16	4,881,250
B3	995	NXP BV/NXP Funding LLC, 4.500%, 03/03/17	1,006,557

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	27

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
BANK LOANS(a) (Continued)

Technology (cont’d.)
Ba2	$1,752	Sensata Technologies B.V., 4.000%, 05/12/18	$1,755,238

			16,206,534

Telecommunications
B2	168	Fibertech Networks LLC, 5.771%, 11/30/16	168,440

		Total bank loans	102,940,645

COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
Baa1	176	American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A, 2.641%, 02/25/45(a)	169,184
AAA(c)	337	Banc of America Funding Corp., Ser. 2005-D, Class A1, 2.620%, 05/25/35(a)	348,674
Ba1	8	Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1, 6.500%, 10/25/31	8,903
Aaa	21	Bear Stearns ARM Trust, Ser. 2002-11, Class 1A1, 4.591%, 02/25/33(a)	21,093
B3	439	Bear Stearns Alt-A Trust, Ser. 2005-4, Class 23A1, 2.916%, 05/25/35(a)	392,716
B2	146	Ser. 2005-4, Class 23A2, 2.916%, 05/25/35(a)	140,035
Ba3	210	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 09/25/19(b)	214,355
Caa2	117	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 3A2A, 2.783%, 02/20/36(a)	98,897
NR	81	Federal Home Loan Mortgage Corp., Ser. 1993-1628, Class LZ, 6.500%, 12/15/23	90,205
NR	244	Ser. 1997-1935, Class JZ, 7.000%, 02/15/27	282,373

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
NR	$143	Ser. 2000-2241, Class PH, 7.500%, 07/15/30	$168,668
NR	369	Ser. 2004-T-61, Class 1A1, 1.548%, 07/25/44(a)	374,364
NR	37	Ser. 2005-T-63, Class 1A1, 1.348%, 02/25/45(a)	35,945
NR	4	Federal National Mortgage Association, Ser. 2000-32, Class FM, 0.663%, 10/18/30(a)	3,541
NR	144	Ser. 2001-29, Class Z, 6.500%, 07/25/31	165,349
NR	2	Government National Mortgage Association, Ser. 2000-26, Class DF, 0.611%, 09/20/30(a)	1,905
NR	2	Ser. 2000-30, Class FB, 0.664%, 10/16/30(a)	1,518
NR	2	IndyMac ARM Trust, Ser. 2001-H2, Class A1, 1.786%, 01/25/32(a)	1,417
Baa1	179	MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1, 5.000%, 04/25/19	184,762
A+(c)	133	MASTR Asset Securitization Trust, Ser. 2003-7, Class 1A2, 5.500%, 09/25/33	139,969
AA+(c)	62	Prime Mortgage Trust, Ser. 2004-CL1, Class 1A2, 0.611%, 02/25/34(a)	56,530
AA+(c)	4	Ser. 2004-CL1, Class 2A2, 0.611%, 02/25/19(a)	3,924
NR	309	Regal Trust IV, Ser. 1999-1, Class A, 144A, 2.569%, 09/29/31(a)	284,518
BB(c)	22	Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1, 6.500%, 03/25/32	22,584
Baa3	530	Structured ARM Loan Trust, Ser. 2004-1, Class 4A3, 2.778%, 02/25/34(a)	535,478

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	29

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Ba1	$67	Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1, 0.872%, 09/19/32(a)	$63,525
NR	10	Structured Asset Securities Corp., Ser. 2002-1A, Class 4A, 2.584%, 02/25/32(a)	10,131
NR	5	Ser. 2002-14A, Class 2A1, 2.453%, 07/25/32(a)	4,747
Aa1	2	Washington Mutual MSC Mortgage Pass-Through Certificates, Ser. 2003-AR1, Class 2A, 2.354%, 02/25/33(a)	1,703
CCC(c)	404	Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-AR2, Class 2A1, 2.629%, 03/25/36(a)	391,178

		Total collateralized mortgage obligations	4,218,191

COMMERCIAL MORTGAGE BACKED SECURITIES 12.3%
Aaa	1,126	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A2, 5.317%, 09/10/47	1,126,417
Aaa	3,284	Ser. 2006-6, Class A2, 5.309%, 10/10/45	3,339,996
Aaa	2,718	Ser. 2007-1, Class A3, 5.449%, 01/15/49	2,858,901
AAA(c)	2,642	Ser. 2007-4, Class A3, 5.796%, 02/10/51(a)	2,797,901
AAA(c)	629	Ser. 2007-4, Class ASB, 5.706%, 02/10/51(a)	659,934
Aaa	4,900	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-1, Class A4, 5.372%, 09/10/45	5,525,029
A+(c)	3,000	Ser. 2006-3, Class A4, 5.889%, 07/10/44	3,435,339
Aaa	2,600	Ser. 2006-6, Class A3, 5.369%, 10/10/45	2,836,210
Aaa	435	Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR9, Class A2, 4.735%, 09/11/42	446,059
AAA(c)	2,500	Ser. 2005-PW10, Class A4, 5.405%, 12/11/40	2,807,577

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
AAA(c)	$5,000	Ser. 2006-PW11, Class A4, 5.452%, 03/11/39(a)	$5,669,130
Aaa	4,700	Ser. 2006-PW12, Class A4, 5.712%, 09/11/38(a)	5,394,712
AAA(c)	1,337	Ser. 2007-T28, Class A3, 5.793%, 09/11/42	1,387,757
Aaa	2,200	Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A3, 5.699%, 12/10/49(a)	2,319,550
Aaa	5,900	Ser. 2007-C6, Class A4, 5.699%, 12/10/49(a)	6,995,506
Aaa	5,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A4, 5.219%, 07/15/44(a)	5,585,410
Aaa	950	Ser. 2006-CD3, Class A5, 5.617%, 10/15/48	1,097,337
Aaa	2,300	Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	2,392,359
AA-(c)	2,224	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A, 5.440%, 09/15/30	2,270,157
AAA(c)	910	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A3, 5.686%, 06/10/46(a)	909,006
AAA(c)	6,500	Ser. 2006-C7, Class A4, 5.748%, 06/10/46(a)	7,440,498
Aaa	1,002	Ser. 2006-C8, Class A2B, 5.248%, 12/10/46	1,007,485
Aa2	4,290	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4, 4.832%, 04/15/37	4,629,365
AAA(c)	80	Ser. 2005-C5, Class A3, 5.100%, 08/15/38(a)	80,385
AAA(c)	1,915	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4, 5.410%, 02/15/39(a)	2,173,320
AA-(c)	1,030	Ser. 2006-C1, Class AM, 5.410%, 02/15/39(a)	1,150,633
Aaa	629	Ser. 2007-C1, Class A2, 5.268%, 02/15/40	628,531

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	31

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$9,625	Ser. 2007-C4, Class A3, 5.762%, 09/15/39(a)	$10,048,028
AAA(c)	2,790	Ser. 2007-C5, Class A3, 5.694%, 09/15/40(a)	2,939,759
AAA(c)	91	CWCapital Cobalt Ltd., Ser. 2006-C1, Class A2, 5.174%, 08/15/48	91,138
AA-(c)	2,010	Ser. 2006-C1, Class A4, 5.223%, 08/15/48	2,254,651
AAA(c)	997	Ser. 2007-C3, Class A3, 5.804%, 05/15/46(a)	1,068,124
NR	3,740	FHLMC Multifamily Structured Pass-Through Certificates, Ser. K006, Class AX1, I/O, 1.052%, 01/25/20(a)	227,427
NR	8,334	Ser. K007, Class X1, I/O, 1.230%, 04/25/20(a)	571,368
NR	4,171	Ser. K009, Class X1, I/O, 1.508%, 08/25/20(a)	352,091
NR	2,500	Ser. K010, Class A2, 4.333%, 10/25/20	2,934,718
NR	5,125	Ser. K012, Class A2, 4.186%, 12/25/20(a)	5,972,537
NR	13,402	Ser. K014, Class X1, I/O, 1.272%, 04/25/21(a)	1,144,868
NR	1,530	Ser. K015, Class X1, I/O, 1.676%, 07/25/21(a)	175,521
NR	50,465	Ser. K020, Class X1, I/O 1.479%, 05/25/22(a)	5,471,847
NR	30,300	Ser. K021, Class X1, I/O 1.516%, 06/25/22(a)	3,419,382
NR	17,895	Ser. K501, Class X1A, I/O, 1.756%, 08/25/16(a)	883,783
NR	10,632	Ser. K702, Class X1, I/O, 1.559%, 02/25/18(a)	747,140
NR	9,529	Ser. K703, Class X1, I/O, 2.091%, 05/25/18(a)	945,186
NR	32,472	Ser. K710, Class X1, I/O, 1.785%, 05/25/19(a)	3,173,051
NR	2,172	Ser. KAIV, Class X1, I/O, 1.398%, 06/25/46(a)	188,273

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
AAA(c)	$3,100	GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4, 5.300%, 03/10/44(a)	$3,490,823
Aaa	2,275	Ser. 2007-C1, Class A2, 5.417%, 12/10/49	2,272,022
Aaa	1,986	Ser. 2007-C1, Class AAB, 5.477%, 12/10/49	2,099,135
AAA(c)	770	GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4, 5.238%, 11/10/45(a)	854,407
Baa1	2,600	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class AJ, 4.859%, 08/10/42(a)	2,758,457
Aaa	327	Ser. 2005-GG5, Class A2, 5.117%, 04/10/37	326,784
Aa2	1,400	Ser. 2005-GG5, Class A5, 5.224%, 04/10/37	1,549,720
Aaa	7,605	Ser. 2006-GG7, Class A4, 5.867%, 07/10/38(e)	8,804,590
Aaa	1,636	Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	1,687,896
AA-(c)	4,000	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.553%, 04/10/38(a)	4,526,144
AAA(c)	524	Ser. 2006-GG6, Class AAB, 5.587%, 04/10/38	559,161
Aaa	1,195	Ser. 2006-GG8, Class A2, 5.479%, 11/10/39	1,215,143
Aaa	3,023	Ser. 2006-GG8, Class A4, 5.560%, 11/10/39	3,502,508
Aaa	938	Ser. 2007-GG10, Class A2, 5.778%, 08/10/45	942,545
Aa1	550	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class AJ, 4.951%, 01/12/37	564,570
Aaa	2,080	Ser. 2005-CB13, Class A4, 5.290%, 01/12/43(a)	2,302,974
Aaa	500	Ser. 2005-LDP3, Class A4B, 4.996%, 08/15/42	547,696
Aa2	750	Ser. 2005-LDP4, Class AM, 4.999%, 10/15/42(a)	816,287

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	33

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$4,214		Ser. 2005-LDP5, Class A3, 5.229%, 12/15/44(a)	$4,354,330
Aaa	2,500		Ser. 2006-CB14, Class A4, 5.481%, 12/12/44(a)	2,814,618
Aaa	82		Ser. 2006-LDP6, Class A3B, 5.559%, 04/15/43(a)	82,558
Aaa	2,186		Ser. 2007-LD11, Class A2, 5.798%, 06/15/49(a)	2,257,153
Aaa	330		Ser. 2007-LD12, Class A2, 5.827%, 02/15/51	337,153
Aaa	4,957		Ser. 2007-LD12, Class A3, 5.971%, 02/15/51(a)	5,285,782
Aaa	6,300		Ser. 2012-CBX, Class A3, 3.139%, 06/15/45	6,725,370
AA(c)	3,870		LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM, 5.263%, 11/15/40(a)	4,269,419
Aaa	680	(f)	Ser. 2006-C3, Class A2, 5.532%, 3/15/32	680
Aaa	2,085		Ser. 2006-C3, Class A4, 5.661%, 03/15/39	2,375,812
AAA(c)	420		Ser. 2006-C7, Class A2, 5.300%, 11/15/38	429,613
AAA(c)	948		Ser. 2007-C1, Class A3, 5.398%, 02/15/40	989,209
Aaa	962		Ser. 2007-C6, Class A2, 5.845%, 07/15/40	986,187
Aaa	1,500		Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 08/12/39	1,544,519
Aaa	854		Ser. 2005-CIP1, Class ASB, 5.022%, 07/12/38(a)	887,017
AAA(c)	650		Ser. 2006-C1, Class A4, 5.685%, 05/12/39(a)	746,446
A(c)	3,380		Ser. 2006-C1, Class AM, 5.685%, 05/12/39(a)	3,776,285
Aaa	3,000		Ser. 2006-C2, Class A4, 5.742%, 08/12/43	3,451,764
A+(c)	2,045		Ser. 2007-C1, Class A3, 5.847%, 06/12/50(a)	2,191,426
A+(c)	1,329		Ser. 2007-C1, Class ASB, 5.847%, 06/12/50(a)	1,441,119

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
A(c)	$940	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM, 5.532%, 02/12/39(a)	$1,041,794
Aaa	5,085	Ser. 2006-2, Class A4, 5.892%, 06/12/46(a)	5,886,513
Aa2	60	Ser. 2006-2, Class AM, 5.899%, 06/12/46(a)	66,320
Aaa	594	Ser. 2006-4, Class A2, 5.112%, 12/12/49	597,495
Aaa	2,900	Ser. 2006-4, Class A3, 5.172%, 12/12/49	3,304,159
AAA(c)	892	Ser. 2007-9, Class A2, 5.590%, 09/12/49	891,829
AAA(c)	1,410	Morgan Stanley Capital I, Inc., Ser. 2005-IQ9, Class A4, 4.660%, 07/15/56	1,479,584
Aaa	6,000	Ser. 2006-HQ8, Class A4, 5.417%, 03/12/44(a)	6,756,936
AAA(c)	3,700	Ser. 2006-IQ12, Class A4, 5.332%, 12/15/43	4,279,538
Aaa	708	Ser. 2006-T21, Class A4, 5.162%, 10/12/52(a)	793,501
Aaa	146	Ser. 2007-HQ11, Class A2, 5.359%, 02/12/44	146,331
Aaa	2,270	Ser. 2007-HQ11, Class A31, 5.439%, 02/12/44	2,384,746
BBB(c)	5,696	Ser. 2007-HQ12, Class A2, 5.576%, 04/12/49(a)	5,859,192
Aaa	4,598	Ser. 2007-IQ14, Class AAB, 5.654%, 04/15/49(a)	4,980,237
Aaa	1,000	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C2, Class A3, 3.058%, 05/10/63	1,051,970
Aa1	4,200	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX, 5.179%, 07/15/42(a)	4,588,903
Aaa	5,280	Ser. 2006-C23, Class A4, 5.418%, 01/15/45(a)	5,901,271
Aaa	2,500	Ser. 2006-C25, Class A4, 5.737%, 05/15/43(a)	2,871,228

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	35

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$5,000	Ser. 2006-C25, Class A5, 5.737%, 05/15/43(a)	$5,792,795
Aaa	2,835	Ser. 2006-C26, Class APB, 5.997%, 06/15/45	3,070,325
Aaa	6,000	Ser. 2006-C27, Class A3, 5.765%, 07/15/45	6,916,296
Aaa	145	Ser. 2006-C28, Class A2, 5.500%, 10/15/48	145,192
Aa2	6,500	Ser. 2007-C31, Class A4, 5.509%, 04/15/47	7,510,705
Aaa	3,285	Ser. 2007-C32, Class APB, 5.750%, 06/15/49(a)	3,566,175
Aaa	123	Ser. 2007-C33, Class A2, 5.878%, 02/15/51(a)	122,891
Aaa	3,200	Ser. 2007-C33, Class A3, 5.923%, 02/15/51(a)	3,370,528
Aaa	5,680	Ser. 2007-C33, Class A4, 5.923%, 02/15/51(a)	6,742,177
Aaa	796	Ser. 2007-C34, Class A2, 5.569%, 05/15/46	794,607

		Total commercial mortgage backed securities	294,253,956

CORPORATE BONDS 43.9%

Aerospace & Defense 0.2%
Ba2	3,000	BE Aerospace, Inc., Sr. Unsec’d. Notes, 5.250%, 04/01/22	3,127,500
Baa3	300	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	333,946
Baa3	800	Textron, Inc., Sr. Unsec’d. Notes, 7.250%, 10/01/19	966,975

			4,428,421

Airlines 0.5%
Ba1	170	Continental Airlines 2001-1 Class B Pass-Through Trust, Pass-thru Certs., Ser. 011B, 7.373%, 12/15/15(e)	179,698

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Baa2	$447	Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. 071A, 5.983%, 04/19/22(e)	$498,735
Baa2	429	Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A, 4.750%, 01/12/21(e)	460,590
Baa2	2,950	Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A, 4.150%, 04/11/24(e)	3,082,750
Baa2	975	Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-thru Certs., Ser. 2-A, 4.000%, 10/29/24	1,014,000
Baa2	5	Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1, 6.703%, 06/15/21(b)	5,242
Baa2	1,301	Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-thru Certs., Ser. 2A, 4.950%, 05/23/19	1,405,112
Baa2	934	Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A, 5.300%, 04/15/19	1,023,237
Baa2	1,750	Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A, 4.750%, 05/07/20	1,852,813
Baa2	1,072	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	1,204,201
Baa3	341	UAL 2007-1 Pass-Through Trust, Pass-thru Certs., Ser. 071A, 6.636%, 07/02/22	365,018

			11,091,396

Automotive 0.9%
Baa2	350	BorgWarner, Inc., Sr. Unsec’d. Notes, 4.625%, 09/15/20	387,333

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	37

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d.)
A3	$7,350	Daimler Finance North America LLC, Gtd. Notes, 144A, 1.300%, 07/31/15	$7,403,427
Ba2	1,750	Delphi Corp., Gtd. Notes, 5.875%, 05/15/19(e)	1,870,312
Baa3	2,295	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 2.750%, 05/15/15	2,339,390
Baa3	3,350	3.000%, 06/12/17	3,426,018
Baa3	575	3.984%, 06/15/16	609,437
Baa3	1,950	4.207%, 04/15/16	2,076,779
Baa1	650	Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN, 2.700%, 03/15/17	672,660
Baa1	250	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	274,715
Baa2	2,175	Hyundai Capital America, Gtd. Notes, 144A, 4.000%, 06/08/17	2,351,197

			21,411,268

Banking 9.2%
A3	1,635	American Express Co., Sr. Unsec’d. Notes, 7.000%, 03/19/18	2,073,733
A3	2,035	8.125%, 05/20/19	2,753,143
A2	2,000	American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 2.750%, 09/15/15(g)	2,108,338
A2	3,450	2.800%, 09/19/16	3,673,746
Baa2	3,040	Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A, 4.750%, 03/16/16	3,245,200
Aa3	650	Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A, 3.750%, 09/22/15	678,238

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Aa3	$1,425	3.875%, 09/20/22(e)	$1,470,932
A3	4,450	Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A, 3.875%, 09/27/22	4,519,073
B1	1,500	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)	1,670,580
Baa2	1,845	Sr. Unsec’d. Notes, 4.500%, 04/01/15	1,976,178
Baa2	9,810	5.700%, 01/24/22	11,671,310
Baa2	1,000	5.875%, 01/05/21(e)	1,172,344
Baa2	1,265	6.000%, 09/01/17	1,477,120
Baa2	4,210	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	4,749,213
Baa2	735	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	787,648
Baa2	2,000	Sr. Unsec’d. Notes, Ser. L, MTN, 5.650%, 05/01/18	2,328,494
Baa1	250	Bank of America NA, Sub. Notes, 5.300%, 03/15/17	280,669
Aa2	3,450	Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, 2.500%, 01/11/17(e)	3,631,705
Aa1	6,475	Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes, 2.550%, 01/12/17(e)	6,853,936
A2	1,555	Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 6.750%, 05/22/19(e)	1,905,897
A2	1,225	BB&T Corp., Sr. Unsec’d. Notes, MTN, 1.600%, 08/15/17	1,247,005
A2	600	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 7.250%, 02/01/18	746,607
Baa1	5,150	Capital One Bank USA NA, Sub. Notes, 8.800%, 07/15/19	6,854,583

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	39

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Baa3	$1,050	Capital One Capital V, Ltd. Gtd. Notes, 10.250%, 08/15/39	$1,081,500
Baa1	1,750	Capital One Financial Corp., Sr. Unsec’d. Notes, 5.250%, 02/21/17	1,993,332
Baa2	150	Sub. Notes, 6.150%, 09/01/16	171,809
Baa2	9,695	Citigroup, Inc., Sr. Unsec’d. Notes, 4.500%, 01/14/22(e)	10,702,776
Baa2	750	6.125%, 11/21/17(e)	889,619
Baa2	4,350	6.125%, 05/15/18	5,197,798
Baa2	2,400	8.125%, 07/15/39(e)	3,660,514
Baa2	1,235	Unsec’d. Notes, 8.500%, 05/22/19	1,646,781
Aa3	1,395	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	1,066,618
Ba1	3,280	Discover Bank, Sub. Notes, 7.000%, 04/15/20	4,020,286
A3	2,445	Goldman Sachs Group, Inc. (The), Sr. Notes, 6.250%, 02/01/41	2,902,792
A3	5,840	Sr. Unsec’d. Notes, 5.250%, 07/27/21(g)	6,525,283
A3	6,640	5.750%, 01/24/22(e)	7,708,223
A3	190	5.950%, 01/18/18	221,231
A3	1,370	6.000%, 06/15/20	1,608,453
A3	575	6.150%, 04/01/18	673,347
A3	840	6.250%, 09/01/17	987,029
Baa1	185	Sub. Notes, 6.750%, 10/01/37(e)	203,726
A1	1,605	Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A, 4.500%, 10/30/15	1,740,924

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Aa3	$1,750	HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 4.000%, 03/30/22	$1,917,053
Aa3	450	4.875%, 01/14/22	522,581
Aa3	230	5.100%, 04/05/21	271,192
A3	3,296	Sub. Notes, 6.500%, 05/02/36	4,035,504
A3	1,255	6.500%, 09/15/37(e)	1,540,870
Baa2	120	Huntington Bancshares, Inc., Sub. Notes, 7.000%, 12/15/20	145,313
Ba3	900	ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A, 7.250%, 08/29/49(a)	868,500
A2	3,120	ING Bank NV (Netherlands), Unsec’d. Notes, 144A, 2.000%, 09/25/15(e)	3,145,375
Ba1	2,135	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(a)(e)	2,458,944
A2	3,355	Sr. Unsec’d. Notes, 3.150%, 07/05/16	3,552,351
A2	5,945	3.250%, 09/23/22	6,093,732
A2	5,300	4.250%, 10/15/20(e)	5,845,513
A2	2,240	4.350%, 08/15/21	2,503,655
A2	2,400	4.400%, 07/22/20	2,667,125
A2	1,550	4.500%, 01/24/22	1,751,182
A2	830	5.600%, 07/15/41	1,030,064
Baa1	560	KeyCorp, Sr. Unsec’d. Notes, MTN, 5.100%, 03/24/21(e)	662,733
Aa2	2,000	Korea Housing Finance Corp. (South Korea), Covered Notes, RegS, 4.125%, 12/15/15	2,156,754
B2	700	Krung Thai Bank PCL (Thailand), Jr. Sub. Notes, 7.378%, 10/29/49(a)	711,106

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	41

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
A2	$1,975	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 4.200%, 03/28/17	$2,183,757
A2	2,250	6.375%, 01/21/21	2,758,950
A2	1,070	Gtd. Notes, 144A, MTN, 5.800%, 01/13/20	1,258,912
Baa1	2,920	Morgan Stanley, Sr. Unsec’d. Notes, 5.750%, 01/25/21	3,267,045
Baa1	2,360	6.375%, 07/24/42(e)	2,712,315
Baa1	1,635	Sr. Unsec’d. Notes, MTN, 5.450%, 01/09/17	1,810,422
Baa1	2,530	5.625%, 09/23/19	2,809,499
Baa1	4,660	Sr. Unsec’d. Notes, Ser. G, MTN, 4.100%, 01/26/15	4,853,171
Baa1	6,275	5.500%, 07/28/21(e)	6,974,192
A3	1,650	PNC Funding Corp., Gtd. Notes, 2.700%, 09/19/16	1,751,181
A3	1,425	Royal Bank of Scotland Group PLC (The) (United Kingdom), Gtd. Notes, 6.125%, 01/11/21	1,723,894
A3	1,080	Gtd. Notes, Ser. 2, 3.400%, 08/23/13	1,099,536
Baa1	1,225	Sr. Unsec’d. Notes, 2.550%, 09/18/15(e)	1,255,762
Baa1	575	Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	668,610
Baa2	1,625	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 3.000%, 09/24/15	1,656,107
Baa2	270	4.625%, 04/19/16	282,256
A3	1,375	State Street Corp., Jr. Sub. Debs., 4.956%, 03/15/18	1,532,642
A2	1,890	US Bancorp, Jr. Sub. Notes, 3.442%, 02/01/16	1,985,411

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
A1	$1,750	Sub. Notes, MTN, 2.950%, 07/15/22	$1,805,393
A1	1,200	Wachovia Bank NA, Sub. Notes, MTN, 4.875%, 02/01/15	1,295,724
A2	2,150	Wells Fargo & Co., Sr. Unsec’d. Notes, 2.625%, 12/15/16	2,271,193
A2	3,325	3.676%, 06/15/16	3,609,567
A2	1,775	Sr. Unsec’d. Notes, MTN, 2.100%, 05/08/17(e)	1,827,922
A2	5,970	3.500%, 03/08/22(e)	6,374,079
A2	685	4.600%, 04/01/21(e)	788,610

			221,313,430

Brokerage
NR	745	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 6.875%, 05/02/18(m)	171,350

Building Materials & Construction 0.8%
B-(c)	2,900	Cemex Finance LLC, Sr. Sec’d. Notes, RegS, 9.500%, 12/14/16	3,077,625
Ba3	1,000	Corp. GEO SAB de CV (Mexico), Gtd. Notes, 144A, 8.875%, 03/27/22(e)	1,057,500
Ba3	1,500	Desarrolladora Homex SAB de CV (Mexico), Gtd. Notes, 7.500%, 09/28/15	1,488,750
Ba2	965	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 08/15/13	1,000,197
Baa3	3,625	Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, 5.125%, 06/26/22(e)	3,942,187
Baa3	1,200	6.000%, 04/05/23(e)	1,389,000
Baa3	2,820	7.125%, 06/26/42	3,264,150

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	43

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Ba1	$1,625	Owens Corning, Gtd. Notes, 4.200%, 12/15/22	$1,642,453
Ba1	1,885	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 05/15/15	2,046,207

			18,908,069

Cable 1.9%
B3	1,150	Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 11/15/17	1,230,500
B2	700	Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A, 11.500%, 11/20/14 (original cost $776,125; purchased 09/13/12)(b)(d)	784,000
Baa1	2,380	Comcast Corp., Gtd. Notes, 6.450%, 03/15/37	3,132,975
Baa1	2,400	6.950%, 08/15/37	3,333,979
Ba3	1,650	CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 6.750%, 11/15/21(e)	1,835,625
Ba3	715	Sr. Unsec’d. Notes, 7.625%, 07/15/18(e)	827,613
Ba3	970	8.625%, 02/15/19	1,149,450
Baa2	875	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	935,758
Baa2	175	3.550%, 03/15/15	185,597
Baa2	1,810	4.750%, 10/01/14	1,943,672
Baa2	2,700	5.150%, 03/15/42(e)	2,824,211
Ba2	3,000	Dish DBS Corp., Gtd. Notes, 6.625%, 10/01/14	3,255,000
Ba2	2,400	7.000%, 10/01/13	2,511,000

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
B1	EUR	1,800	Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, RegS, 8.875%, 12/01/18	$2,198,906
Baa3		$3,400	NET Servicos de Comunicacao SA (Brazil), Gtd. Notes, 7.500%, 01/27/20	3,927,000
Baa2		1,754	Time Warner Cable, Inc., Gtd. Notes, 5.500%, 09/01/41	2,046,909
Baa2		515	5.875%, 11/15/40	626,768
Baa2		870	6.550%, 05/01/37	1,132,425
Baa2		1,565	6.750%, 07/01/18	1,981,184
Baa2		255	8.250%, 02/14/14	278,925
B2		2,000	UPC Holding BV (Netherlands), Sec’d. Notes, 144A, 9.875%, 04/15/18	2,245,000
Ba3		2,550	UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 6.625%, 07/01/20(e)	2,728,500
Ba2		4,000	Videotron Ltee (Canada), Gtd. Notes, 9.125%, 04/15/18	4,315,000

				45,429,997

Capital Goods 1.3%
Ba2		2,815	Case New Holland, Inc., Gtd. Notes, 7.750%, 09/01/13	2,955,750
A2		1,300	Deere & Co., Sr. Unsec’d. Notes, 3.900%, 06/09/42(e)	1,373,809
Baa1		1,280	ERAC USA Finance LLC, Gtd. Notes, 144A, 2.750%, 03/15/17 (original cost $1,279,642; purchased 03/12/12)(b)(d)	1,338,172

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	45

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Baa1		$725	5.625%, 03/15/42 (original cost $780,078; purchased 10/10/12)(b)(d)	$826,863
Baa1		270	6.200%, 11/01/16 (original cost $269,528; purchased 04/24/06)(b)(d)	316,495
Baa1		1,480	7.000%, 10/15/37 (original cost $1,723,356; purchased 10/26/11)(b)(d)	1,928,724
Aa3		1,550	General Electric Co., Sr. Unsec’d. Notes, 4.125%, 10/09/42	1,624,181
B1	EUR	3,350	Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS, 8.500%, 07/31/15	4,708,984
A3		1,280	Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A, 4.625%, 01/13/22(e)	1,425,676
Baa3		700	Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A, 2.500%, 07/11/14 (original cost $699,727; purchased 07/12/12)(b)(d)	707,673
Baa3		3,975	2.500%, 03/15/16 (original cost $3,969,117; purchased 09/24/12)(b)(d)	3,961,616
Baa3		900	Unsec’d. Notes, 144A, 3.125%, 05/11/15 (original cost $899,127; purchased 05/08/12)(b)(d)	918,496
Baa2		1,075	Pentair Finance SA (Luxembourg), Gtd. Notes, 144A, 1.875%, 09/15/17	1,078,320
A3		1,500	Rockwell Automation, Inc., Sr. Unsec’d. Notes, 5.200%, 01/15/98	1,570,106

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
A2	$3,250	United Technologies Corp., Sr. Unsec’d. Notes, 4.500%, 06/01/42	$3,738,046
B3	1,800	UR Merger Sub Corp., Gtd. Notes, 9.250%, 12/15/19	2,043,000
Baa2	1,505	Xylem, Inc., Sr. Unsec’d. Notes, 4.875%, 10/01/21	1,719,512

			32,235,423

Chemicals 0.8%
Baa2	1,730	Agrium, Inc. (Canada), Sr. Unsec’d. Notes, 6.125%, 01/15/41	2,214,606
Baa3	500	CF Industries, Inc., Gtd. Notes, 6.875%, 05/01/18	613,992
Baa3	3,465	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 5.250%, 11/15/41(e)	3,963,128
Baa3	950	5.900%, 02/15/15	1,057,297
Baa3	725	7.600%, 05/15/14	799,299
Baa3	410	9.400%, 05/15/39(e)	692,718
Ba2	3,575	Lyondellbasell Industries NV (Netherlands), Sr. Unsec’d. Notes, 5.000%, 04/15/19(e)	3,869,937
Baa2	4,500	Reliance Holdings USA, Inc., Gtd. Notes, 144A, 5.400%, 02/14/22	5,003,806
Baa3	850	Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 06/01/25	1,043,295

			19,258,078

Consumer 0.2%
Baa1	675	Clorox Co. (The), Sr. Unsec’d. Notes, 3.050%, 09/15/22	698,589

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	47

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Consumer (cont’d.)
Ba3	$3,073	Sealy Mattress Co., Sr. Sec’d. Notes, 144A, 10.875%, 04/15/16	$3,345,729

			4,044,318

Electric 1.5%
Ba3	500	AES Corp. (The), Sr. Unsec’d. Notes, 7.750%, 03/01/14	536,250
Ba3	1,250	9.750%, 04/15/16	1,495,312
A3	750	CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2, 5.700%, 03/15/13	764,472
A3	690	Commonwealth Edison Co., First Mtge. Bonds, 6.450%, 01/15/38	972,854
Baa3	965	Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A, 8.500%, 04/22/15	1,094,069
A1	1,025	Duke Energy Carolinas LLC, First Mtge. Bonds, 4.000%, 09/30/42	1,093,024
A1	1,000	4.250%, 12/15/41(h)	1,133,442
Baa2	1,250	Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 02/01/14	1,337,231
Baa2	750	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 05/15/35	947,440
Baa2	185	Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes, 8.350%, 08/01/13	193,867
Baa2	1,200	Enel Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/07/39	1,162,414
Baa2	1,000	Enersis SA (Chile), Sr. Unsec’d. Notes, 7.375%, 01/15/14	1,063,270

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Baa3	$2,475	Entergy Corp., Sr. Unsec’d. Notes, 4.700%, 01/15/17	$2,719,985
Baa2	125	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 06/15/15	137,430
Baa1	750	Exelon Generation Co. LLC, Sr. Unsec’d. Notes, 6.200%, 10/01/17	893,959
Baa1	800	6.250%, 10/01/39	969,474
Baa3	2,310	FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. C, 7.375%, 11/15/31	3,122,667
A3	1,050	Georgia Power Co., Sr. Unsec’d. Notes, Ser. 10-C, 4.750%, 09/01/40	1,197,937
Baa1	15	Iberdrola International BV (Netherlands), Gtd. Notes, 6.750%, 09/15/33	16,170
Baa1	500	Nevada Power Co., Genl. Ref. Mtge., 5.375%, 09/15/40	626,193
Baa2	545	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 6.800%, 09/01/18	674,052
A3	1,800	Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 4.450%, 04/15/42	2,001,442
A2	790	PacifiCorp, First Mtge. Bonds, 4.100%, 02/01/42	855,924
Baa2	4,000	Progress Energy, Inc., Sr. Unsec’d. Notes, 3.150%, 04/01/22	4,119,676
A3	2,550	Puget Sound Energy, Inc., Sr. Sec’d. Notes, 4.434%, 11/15/41(e)	2,874,449

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	49

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Baa1	$725	Southern Power Co., Sr. Unsec’d. Notes, 5.150%, 09/15/41(e)	$848,444
Baa3	725	TransAlta Corp. (Canada), Sr. Unsec’d. Notes, 6.650%, 05/15/18	832,392
A3	1,075	Virginia Electric And Power Co., Sr. Unsec’d. Notes, 2.950%, 01/15/22(e)	1,143,053

			34,826,892

Energy—Integrated 0.8%
A2	3,035	BP Capital Markets PLC (United Kingdom), Gtd. Notes, 3.245%, 05/06/22	3,255,493
A2	1,615	3.561%, 11/01/21	1,775,940
A2	435	4.500%, 10/01/20	510,813
A2	680	5.250%, 11/07/13	712,894
Baa2	2,425	Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 4.450%, 09/15/42(e)	2,616,640
Baa2	2,950	Sr. Unsec’d. Notes, Ser. WI, 6.750%, 11/15/39	4,144,071
Baa2	1,375	LUKOIL International Finance BV (Netherlands), Gtd. Notes, 144A, 7.250%, 11/05/19	1,657,452
Ba2	3,700	Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A, 7.250%, 12/12/21	4,384,500

			19,057,803

Energy—Other 1.7%
Baa3	1,300	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	1,575,942
Baa3	1,150	6.450%, 09/15/36	1,479,115
Baa3	175	6.950%, 06/15/19(e)	222,961
Baa3	1,600	7.950%, 06/15/39	2,377,101

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
A3	$1,225	Apache Corp., Sr. Unsec’d. Notes, 4.750%, 04/15/43	$1,448,201
Baa1	1,900	Devon Energy Corp., Sr. Unsec’d. Notes, 4.750%, 05/15/42	2,149,048
A1	1,461	Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A, 5.888%, 06/15/19	1,657,929
B2	210	Forest Oil Corp., Gtd. Notes, 8.500%, 02/15/14	226,275
A2	1,730	Halliburton Co., Sr. Unsec’d. Notes, 4.500%, 11/15/41	1,974,593
Baa3	1,060	Kerr-McGee Corp., Gtd. Notes, 6.950%, 07/01/24	1,394,818
Baa2	4,450	Nabors Industries, Inc., Gtd. Notes, 4.625%, 09/15/21	4,893,914
Baa2	4,950	Noble Energy, Inc., Sr. Unsec’d. Notes, 4.150%, 12/15/21	5,456,504
Baa2	500	6.000%, 03/01/41	632,215
Baa1	795	Phillips 66, Gtd. Notes, 144A, 2.950%, 05/01/17	847,894
Baa3	700	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.875%, 05/01/18	860,802
Baa3	1,950	7.500%, 01/15/20	2,498,496
Ba1	1,000	Precision Drilling Corp. (Canada), Gtd. Notes, 6.625%, 11/15/20(e)	1,070,000
Baa3	2,950	Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 5.875%, 09/25/22(e)	3,127,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	51

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
Baa3	$1,775	Transocean, Inc. (Cayman Islands), Gtd. Notes, 2.500%, 10/15/17	$1,797,685
Baa2	525	Weatherford International Ltd. (Bermuda), Gtd. Notes, 5.125%, 09/15/20(e)	584,463
Baa2	3,445	5.950%, 04/15/42	3,783,147

			40,058,103

Foods 2.5%
A3	2,050	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 2.500%, 07/15/22	2,084,337
A3	800	6.875%, 11/15/19	1,065,890
A3	3,075	7.750%, 01/15/19(g)	4,171,634
A3	1,880	8.000%, 11/15/39	3,127,042
A3	450	8.200%, 01/15/39	756,718
B3	5,185	Aramark Corp., Gtd. Notes, 8.500%, 02/01/15	5,269,308
B3	790	Aramark Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A, 8.625%, 05/01/16	807,783
Baa2	2,075	Beam, Inc., Sr. Unsec’d. Notes, 1.875%, 05/15/17	2,130,527
Baa2	1,320	Bunge Ltd. Finance Corp., Gtd. Notes, 5.875%, 05/15/13	1,356,043
Baa2	1,450	ConAgra Foods, Inc., Sr. Unsec’d. Notes, 3.250%, 09/15/22(e)	1,482,452
Ba1	3,600	Constellation Brands, Inc., Gtd. Notes, 4.625%, 03/01/23	3,667,500
Ba2	1,750	Darling International, Inc., Gtd. Notes, 8.500%, 12/15/18	1,988,437

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
B2	$1,510	Dole Food Co., Inc., Sec’d. Notes, 13.875%, 03/15/14	$1,698,750
B1	4,675	Ingles Markets, Inc., Sr. Unsec’d. Notes, 8.875%, 05/15/17	5,031,469
B1	500	JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 11.625%, 05/01/14 (original cost $574,375; purchased 01/30/12)(b)(d)	560,000
B1	2,580	Sr. Unsec’d. Notes, 144A, 7.250%, 06/01/21 (original cost $2,385,675; purchased 12/07/11 - 12/08/11)(b)(d)	2,523,240
B1	500	8.250%, 02/01/20 (original cost $492,845; purchased 01/25/12)(b)(d)(e)	516,250
Baa2	1,175	Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 144A, 5.000%, 06/04/42	1,372,248
Baa2	2,640	6.125%, 08/23/18	3,271,839
B2	2,270	Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A, 12.250%, 02/10/22	2,701,300
Baa2	930	Mondelez International, Inc., Sr. Unsec’d. Notes, 6.125%, 02/01/18	1,146,700
Baa1	1,390	SABMiller Holdings, Inc., Gtd. Notes, 144A, 3.750%, 01/15/22	1,528,778
B2	3,220	Stater Bros. Holdings, Inc., Gtd. Notes, 7.750%, 04/15/15	3,284,400
Caa1	2,210	SUPERVALU, Inc., Sr. Unsec’d. Notes, 7.500%, 11/15/14(e)	2,129,888

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	53

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Baa3	$5,005	Tyson Foods, Inc., Gtd. Notes, 6.600%, 04/01/16	$5,768,913

			59,441,446

Gaming 0.7%
B3	1,030	Ameristar Casinos, Inc., Gtd. Notes, 7.500%, 04/15/21(e)	1,102,100
B2	1,550	Marina District Finance Co., Inc., Sr. Sec’d. Notes, 9.500%, 10/15/15(e)	1,567,437
B3	1,500	MGM Resorts International, Gtd. Notes, 6.750%, 04/01/13(e)	1,528,125
B3	2,000	7.625%, 01/15/17	2,105,000
Ba2	395	Sr. Sec’d. Notes, 10.375%, 05/15/14	443,881
Ba2	2,400	13.000%, 11/15/13	2,676,000
Ba3	1,250	Peninsula Gaming LLC/Peninsula Gaming Corp., Sec’d. Notes, 8.375%, 08/15/15	1,304,688
B1	2,500	Pinnacle Entertainment, Inc., Gtd. Notes, 8.625%, 08/01/17(e)	2,700,000
B1	2,100	Yonkers Racing Corp., Sec’d. Notes, 144A, 11.375%, 07/15/16 (original cost $2,248,000; purchased 06/22/11 - 06/28/12)(b)(d)(e)	2,226,000

			15,653,231

Healthcare & Pharmaceutical 1.9%
Baa1	3,005	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41	3,462,409
Baa1	2,985	5.375%, 05/15/43(e)	3,583,806

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Baa3	$2,900	Aristotle Holding, Inc., Gtd. Notes, 144A, 2.750%, 11/21/14	$3,006,334
A1	1,375	AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes, 4.000%, 09/18/42	1,445,559
Baa2	1,900	Celgene Corp., Sr. Unsec’d. Notes, 1.900%, 08/15/17	1,929,171
Ba3	2,600	Community Health Systems, Inc., Sr. Sec’d. Notes, 5.125%, 08/15/18	2,697,500
Baa1	3,330	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41	4,305,217
A1	3,850	GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes, 2.850%, 05/08/22(h)	4,051,467
B3	2,175	HCA, Inc., Gtd. Notes, 8.000%, 10/01/18	2,512,125
B3	1,295	Sr. Unsec’d. Notes, 6.375%, 01/15/15	1,392,125
B3	1,500	7.190%, 11/15/15	1,650,000
B3	190	Sr. Unsec’d. Notes, MTN, 9.000%, 12/15/14	211,375
Baa2	325	Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes, 3.750%, 08/23/22(e)	345,497
Baa3	2,700	Life Technologies Corp., Sr. Unsec’d. Notes, 4.400%, 03/01/15	2,856,365
Baa2	1,000	McKesson Corp., Sr. Unsec’d. Notes, 6.500%, 02/15/14	1,071,169
Ba2	1,450	Mylan, Inc., Gtd. Notes, 144A, 6.000%, 11/15/18	1,544,250
Ba2	1,410	7.625%, 07/15/17(e)	1,572,150

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	55

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
A3	$3,110	Teva Pharmaceutical Finance IV BV (Curacao), Gtd. Notes, 3.650%, 11/10/21(e)	$3,384,977
B1	4,000	Valeant Pharmaceuticals International, Gtd. Notes, 144A, 6.500%, 07/15/16(e)	4,210,000
Baa3	1,200	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 4.625%, 10/01/42	1,289,011

			46,520,507

Healthcare Insurance 1.0%
Baa1	1,150	Aetna, Inc., Sr. Unsec’d. Notes, 4.500%, 05/15/42(e)	1,202,794
Baa1	1,910	6.000%, 06/15/16	2,228,223
Baa1	1,825	6.750%, 12/15/37	2,478,328
Baa2	965	CIGNA Corp., Sr. Unsec’d. Notes, 5.375%, 03/15/17	1,102,732
Baa2	1,475	5.375%, 02/15/42	1,739,614
Baa2	905	5.875%, 03/15/41	1,119,352
Baa3	500	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 5.450%, 06/15/21	584,647
Baa3	1,775	5.950%, 03/15/17	2,073,243
Baa3	2,100	6.125%, 01/15/15	2,307,400
A3	625	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 3.950%, 10/15/42	633,296
A3	1,410	4.375%, 03/15/42	1,526,885
A3	1,725	4.625%, 11/15/41	1,925,081
A3	185	5.700%, 10/15/40	234,908
A3	130	5.800%, 03/15/36	162,692
A3	490	5.950%, 02/15/41	643,470
A3	1,000	6.000%, 06/15/17	1,210,925
A3	475	6.625%, 11/15/37	655,647

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare Insurance (cont’d.)
Baa2	$660	WellPoint, Inc., Sr. Unsec’d. Notes, 4.625%, 05/15/42	$700,942
Baa2	2,125	4.650%, 01/15/43	2,281,742

			24,811,921

Insurance 2.4%
Baa1	240	Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes, 5.500%, 11/15/20	267,191
Baa1	890	7.500%, 08/01/16	1,059,255
A3	175	Allstate Corp. (The), Sr. Unsec’d. Notes, 5.200%, 01/15/42	213,944
Baa1	625	American International Group, Inc., Sr. Unsec’d. Notes, 4.250%, 05/15/13	636,339
Baa1	280	4.875%, 06/01/22	315,790
Baa1	200	5.050%, 10/01/15	220,531
Baa1	5,785	6.400%, 12/15/20(e)	7,104,547
Baa1	850	8.250%, 08/15/18	1,104,190
Baa1	4,560	Sr. Unsec’d. Notes, MTN, 5.850%, 01/16/18(e)	5,327,845
Baa1	2,350	Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 5.750%, 12/01/14	2,523,747
A3	650	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)(e)	705,250
Baa1	525	Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 7.000%, 07/15/34	617,764
Baa3	1,200	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, 5.125%, 04/15/22(e)	1,366,415
Baa2	1,325	Liberty Mutual Group, Inc., Gtd. Notes, 144A, 4.950%, 05/01/22(e)	1,446,981

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	57

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Baa2	$350	5.000%, 06/01/21	$378,185
Baa2	625	6.500%, 05/01/42	712,279
Baa2	1,190	Sr. Unsec’d. Notes, 144A, 6.500%, 03/15/35	1,336,332
Ba1	940	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(a)(e)	940,000
Baa2	865	Sr. Unsec’d. Notes, 4.200%, 03/15/22(e)	913,938
Baa2	600	6.300%, 10/09/37	707,170
Baa2	2,510	7.000%, 06/15/40	3,241,665
Baa2	800	8.750%, 07/01/19	1,059,350
Baa2	2,750	Markel Corp., Sr. Unsec’d. Notes, 4.900%, 07/01/22	3,007,345
Baa2	2,180	7.125%, 09/30/19	2,647,961
A1	1,645	Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A, 5.375%, 12/01/41	1,941,704
A1	550	8.875%, 06/01/39(e)	846,524
Baa2	759	MetLife Capital Trust IV, Jr. Sub. Notes, 144A, 7.875%, 12/15/37	916,422
A3	2,700	MetLife, Inc., Sr. Unsec’d. Notes, 4.125%, 08/13/42(e)	2,732,832
A3	2,750	7.717%, 02/15/19(e)	3,628,114
A2	1,525	Nippon Life Insurance Co. (Japan), Sub. Notes, 144A, 5.000%, 10/18/42(a)	1,573,289
Aa2	190	Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A, 6.063%, 03/30/40(e)	249,758
Baa1	360	Ohio National Financial Services, Inc., Sr. Notes, 144A, 6.375%, 04/30/20	412,435
A3	275	Principal Financial Group, Inc., Gtd. Notes, 4.625%, 09/15/42	286,429

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
A2	$365	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(a)	$397,394
Aa2	830	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	1,149,441
Baa2	225	Unum Group, Sr. Unsec’d. Notes, 5.625%, 09/15/20	256,175
Baa3	630	Willis Group Holdings PLC (Ireland), Gtd. Notes, 4.125%, 03/15/16	668,755
Baa2	2,675	WR Berkley Corp., Sr. Unsec’d. Notes, 4.625%, 03/15/22(e)	2,883,211
Baa2	735	5.375%, 09/15/20	812,155
Ba1	260	XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E, 6.500%, 12/31/49(a)	241,150
Baa2	25	Sr. Unsec’d. Notes, 5.250%, 09/15/14	26,597

			56,876,399

Lodging 0.6%
B2	2,739	FelCor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	3,143,002
Baa2	5,055	Marriott International, Inc., Sr. Unsec’d. Notes, 3.000%, 03/01/19	5,169,041
Baa3	2,775	Wyndham Worldwide Corp., Sr. Unsec’d. Notes, 4.250%, 03/01/22	2,894,736
Baa3	980	5.625%, 03/01/21	1,093,491
Baa3	975	5.750%, 02/01/18	1,090,748

			13,391,018

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	59

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment 2.2%
Baa1	$90	British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A, 6.100%, 02/15/18	$107,075
Baa2	1,950	CBS Corp., Gtd. Notes, 1.950%, 07/01/17(b)	1,997,715
Baa2	225	4.850%, 07/01/42(b)	244,099
Baa2	1,660	5.900%, 10/15/40(b)	2,032,336
Baa2	2,128	8.875%, 05/15/19(b)	2,928,632
B2	3,935	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 9.125%, 08/01/18	4,451,469
Baa2	625	Discovery Communications LLC, Gtd. Notes, 4.950%, 05/15/42	704,577
Baa2	1,025	Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A, 5.307%, 05/11/22	1,130,063
Baa2	483	Historic TW, Inc., Gtd. Notes, 6.625%, 05/15/29	622,646
Caa3	750	Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, 11.250%, 02/04/17	787,500
Ba2	3,000	Lamar Media Corp., Gtd. Notes, 9.750%, 04/01/14	3,330,000
B3	1,300	Liberty Interactive LLC, Sr. Unsec’d. Notes, 5.700%, 05/15/13	1,327,625
Baa2	600	NBCUniversal Media LLC, Sr. Unsec’d. Notes, 4.375%, 04/01/21	686,953
Baa2	1,455	5.950%, 04/01/41	1,812,003
Baa1	1,075	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	1,349,639

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Baa1		$2,185	6.150%, 02/15/41(e)	$2,828,026
Baa1		160	6.900%, 08/15/39	215,583
Baa1		550	7.625%, 11/30/28	721,595
Baa1		3,370	8.250%, 08/10/18	4,458,210
B2		1,000	Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 11.625%, 02/01/14	1,125,000
Ba3		2,400	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 04/01/14	2,478,000
Ba3		1,800	8.600%, 08/15/16	1,962,000
Caa1		900	SSI Investments II/SSI Co-Issuer LLC, Gtd. Notes, 11.125%, 06/01/18	1,009,125
Baa2		720	Time Warner Cos., Inc., Gtd. Notes, 6.950%, 01/15/28	958,669
Baa2		775	Time Warner, Inc., Gtd. Notes, 4.900%, 06/15/42	861,616
Baa2		2,590	6.250%, 03/29/41	3,355,394
B1	EUR	1,000	TVN Finance Corp. II AB (Sweden), Gtd. Notes, RegS, 10.750%, 11/15/17	1,407,935
Ba3	EUR	3,425	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A, 5.500%, 09/15/22	4,367,150
Baa1		315	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 09/15/14	336,274
Baa1		3,060	6.750%, 10/05/37	4,150,777

				53,747,686

Metals 1.7%
B1		3,760	Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS, 12.500%, 07/08/15	3,952,700

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	61

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
B1	$1,400	Bumi Capital Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS, 12.000%, 11/10/16	$1,197,000
B1	1,250	Bumi Investment Pte Ltd. (Singapore), Sr. Sec’d. Notes, MTN, RegS, 10.750%, 10/06/17(e)	975,000
B1	1,300	Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS, 9.750%, 11/05/16	1,425,060
B2	4,400	Metals USA, Inc., Sr. Sec’d. Notes, 11.125%, 12/01/15	4,521,000
Baa1	2,045	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39(e)	2,513,798
B2	1,450	Novelis, Inc. (Canada), Gtd. Notes, 8.375%, 12/15/17(e)	1,576,875
Ba1	3,625	Peabody Energy Corp., Gtd. Notes, 6.000%, 11/15/18	3,760,938
Ba1	835	PT Adaro Indonesia Tbk (Indonesia), Gtd. Notes, RegS, 7.625%, 10/22/19	922,675
B1	3,025	Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Unsec’d. Notes, 144A, 7.750%, 04/27/17	3,152,957
A3	1,100	Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes, 8.950%, 05/01/14	1,232,685
Baa2	1,400	Southern Copper Corp., Sr. Unsec’d. Notes, 6.750%, 04/16/40	1,661,157
Baa2	1,055	7.500%, 07/27/35	1,337,386
Baa2	1,075	Teck Resources Ltd. (Canada), Gtd. Notes, 5.200%, 03/01/42	1,066,283
Baa2	980	6.250%, 07/15/41	1,115,775

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
Baa2	$3,975	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 1.800%, 10/23/15	$3,983,006
Baa2	4,200	2.450%, 10/25/17	4,189,248
Baa2	1,375	2.850%, 11/10/14	1,410,720

			39,994,263

Non-Captive Finance 1.5%
B1	1,500	CIT Group, Inc., Sr. Unsec’d. Notes, 144A, 4.750%, 02/15/15(e)	1,552,500
A1	4,900	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN, 2.300%, 04/27/17(e)	5,061,602
A1	1,384	5.875%, 01/14/38	1,704,019
A1	2,300	Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 08/07/19	2,817,293
A1	4,160	6.875%, 01/10/39(e)	5,747,606
A2	545	Sub. Notes, 5.300%, 02/11/21	634,151
Baa2	900	HSBC Finance Capital Trust IX, Ltd. Gtd. Notes, 5.911%, 11/30/35(a)	897,039
Baa2	145	HSBC Finance Corp., Sr. Sub. Notes, 6.676%, 01/15/21	171,583
Ba2	1,275	International Lease Finance Corp., Sr. Sec’d. Notes, 144A, 6.500%, 09/01/14	1,370,625
Ba3	575	Sr. Unsec’d. Notes, 5.750%, 05/15/16(e)	607,136
Ba3	700	6.250%, 05/15/19	754,426
Ba3	1,000	8.625%, 09/15/15	1,126,000
Ba3	1,000	Sr. Unsec’d. Notes, MTN, 6.375%, 03/25/13	1,017,500
Ba2	1,750	Nelnet, Inc., Jr. Sub. Notes, 3.737%, 09/29/36(a)	1,378,125

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	63

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Aa2		$448	Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A, 1.087%, 07/03/33(a)(b)	$302,372
Ba1		630	SLM Corp., Sr. Notes, MTN, 6.250%, 01/25/16	680,431
Ba1		1,450	Sr. Unsec’d. Notes, MTN, 5.050%, 11/14/14	1,530,069
Ba1		1,725	8.000%, 03/25/20	1,997,757
Ba1		1,100	8.450%, 06/15/18	1,307,273
Ba1		1,800	Sr. Unsec’d. Notes, Ser. A, MTN, 5.000%, 04/15/15(e)	1,920,604
Ba1		345	5.375%, 01/15/13	346,442
Ba1		650	Unsec’d. Notes, MTN, 6.000%, 01/25/17	705,250
Caa1		1,700	Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN, 6.900%, 12/15/17(e)	1,496,000

				35,125,803

Packaging 0.2%
Ba2	EUR	730	Greif Luxembourg Finance SCA (Luxembourg), Gtd. Notes, 144A 7.375%, 07/15/21	1,036,072
Ba2		1,225	Greif, Inc., Sr. Unsec’d. Notes, 7.750%, 08/01/19	1,405,687
B1		2,300	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 5.625%, 07/15/13	2,357,500

				4,799,259

Paper 0.6%
Baa3		2,290	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41	2,803,194

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Paper (cont’d.)
Baa3	$1,075	7.300%, 11/15/39	$1,493,140
Baa3	800	7.950%, 06/15/18	1,040,310
Baa3	2,225	9.375%, 05/15/19(e)	3,062,430
Baa3	1,650	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 09/01/19(e)	2,093,898
Ba1	975	Rock-Tenn Co., Gtd. Notes, 144A, 4.000%, 03/01/23(e)	1,003,881
Ba1	1,140	Unsec’d. Notes, 144A, 4.450%, 03/01/19(e)	1,236,149
Ba1	1,700	4.900%, 03/01/22	1,847,502

			14,580,504

Pipelines & Other 0.9%
Baa2	1,130	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 5.850%, 01/15/41	1,451,000
Baa3	510	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21	566,420
Baa2	2,900	Enterprise Products Operating LLC, Gtd. Notes, 4.850%, 08/15/42(e)	3,123,329
Baa2	2,150	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 3.950%, 09/01/22(e)	2,349,539
Baa2	5,000	5.000%, 08/15/42	5,417,945
Baa2	520	7.300%, 08/15/33	702,775
Baa3	355	NiSource Finance Corp., Gtd. Notes, 5.450%, 09/15/20	421,616
Baa2	1,250	ONEOK Partners LP, Gtd. Notes, 2.000%, 10/01/17	1,275,564
Baa1	2,060	Sempra Energy, Sr. Unsec’d. Notes, 2.300%, 04/01/17	2,151,071

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	65

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Baa1	$750	6.500%, 06/01/16	$888,145
Baa1	1,500	Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A, 4.450%, 08/01/42	1,572,662
Baa3	700	Western Gas Partners LP, Sr. Unsec’d. Notes, 4.000%, 07/01/22	743,190
Baa2	1,475	Williams Partners LP, Sr. Unsec’d. Notes, 4.000%, 11/15/21(e)	1,610,892

			22,274,148

Railroads 0.4%
Ba3	2,275	Brunswick Rail Finance Ltd. (Ireland), Gtd. Notes, 144A, 6.500%, 11/01/17	2,308,397
A3	3,425	Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes, 4.375%, 09/01/42(e)	3,717,618
Baa2	625	CSX Corp., Sr. Unsec’d. Notes, 4.100%, 03/15/44	633,365
Baa1	1,800	Union Pacific Corp., Sr. Unsec’d. Notes, 6.250%, 05/01/34	2,413,564

			9,072,944

Real Estate Investment Trusts 0.7%
B1	4,000	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes, 7.750%, 02/15/19	4,215,000
Baa2	1,100	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 08/15/14	1,186,404
Baa2	700	Mack-Cali Realty LP, Sr. Unsec’d. Notes, 4.600%, 06/15/13	713,206

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
Baa1	$1,830	Realty Income Corp., Sr. Unsec’d. Notes, 5.500%, 11/15/15	$2,034,942
A3	245	Simon Property Group LP, Sr. Unsec’d. Notes, 2.800%, 01/30/17	259,574
A3	350	3.375%, 03/15/22	374,638
A3	260	4.200%, 02/01/15(e)	277,248
A3	3,065	6.125%, 05/30/18	3,761,717
A3	340	6.750%, 05/15/14	365,739
A3	600	10.350%, 04/01/19	864,535
A2	1,450	WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A, 5.750%, 09/02/15(e)	1,615,522

			15,668,525

Retailers 1.4%
Baa2	1,320	AutoZone, Inc., Sr. Unsec’d. Notes, 3.700%, 04/15/22	1,406,246
Baa2	2,690	CVS Caremark Corp., Sr. Unsec’d. Notes, 5.750%, 05/15/41	3,484,416
Baa2	1,395	6.125%, 09/15/39	1,870,670
Baa1	3,000	Kohl’s Corp., Sr. Unsec’d. Notes, 3.250%, 02/01/23(e)	3,003,645
Ba1	4,325	Limited Brands, Inc., Gtd. Notes, 5.625%, 02/15/22	4,665,594
A3	1,250	Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 4.650%, 04/15/42	1,408,481
Baa3	475	Macy’s Retail Holdings, Inc., Gtd. Notes, 3.875%, 01/15/22	522,018
Baa3	2,768	5.875%, 01/15/13	2,793,070

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	67

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (cont’d.)
Baa1	$250	Nordstrom, Inc., Sr. Unsec’d. Notes, 4.000%, 10/15/21(e)	$280,473
Ba2	2,700	QVC, Inc., Sr. Sec’d. Notes, 144A, 7.500%, 10/01/19	2,977,061
B2	2,950	Susser Holdings LLC/Susser Finance Corp., Gtd. Notes, 8.500%, 05/15/16	3,156,500
A2	2,075	Target Corp., Sr. Unsec’d. Notes, 4.000%, 07/01/42(e)	2,192,611
A2	1,600	7.000%, 01/15/38(e)	2,396,493
Baa1	2,925	Walgreen Co., Sr. Unsec’d. Notes, 1.800%, 09/15/17	2,963,902
Aa2	525	Wal-Mart Stores, Inc., Sr. Unsec’d. Notes, 5.625%, 04/15/41(e)	709,358

			33,830,538

Technology 1.6%
Baa2	950	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	1,015,675
Baa3	275	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	288,122
Caa2	3,300	Avaya, Inc., Gtd. Notes, 10.125%, 11/01/15	2,928,750
B3	3,700	CommScope, Inc., Gtd. Notes, 144A, 8.250%, 01/15/19 (original cost $3,783,125; purchased 09/29/11 - 05/15/12)(b)(d)(e)	3,986,750

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Caa1	$2,000	First Data Corp., Gtd. Notes, PIK 10.550%, 09/24/15(e)	$2,050,000
Baa2	150	Fiserv, Inc., Gtd. Notes, 3.125%, 10/01/15	157,428
Baa2	5,305	3.125%, 06/15/16	5,584,844
A3	1,930	Hewlett-Packard Co., Sr. Unsec’d. Notes, 3.300%, 12/09/16	1,967,427
Ba1	2,050	Jabil Circuit, Inc., Sr. Unsec’d. Notes, 4.700%, 09/15/22	2,050,000
Ba1	1,050	Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 6.875%, 05/01/20	1,094,625
Ba1	2,500	Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes, 6.800%, 10/01/16	2,762,500
Baa3	968	Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A, 10.000%, 05/01/14	1,050,280
Ba1	4,000	STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A, 7.500%, 08/12/15	4,250,000
Caa1	1,150	SunGard Data Systems, Inc., Gtd. Notes, 7.625%, 11/15/20(e)	1,249,187
Caa1	930	10.250%, 08/15/15	951,390
Ba3	3,500	Transunion LLC/Transunion Financing Corp., Gtd. Notes, 11.375%, 06/15/18(e)	4,060,000
Baa2	1,100	Xerox Corp., Sr. Unsec’d. Notes, 2.950%, 03/15/17(e)	1,133,416
Baa2	1,050	4.250%, 02/15/15	1,115,376
Baa2	540	8.250%, 05/15/14	596,979

			38,292,749

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	69

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications 2.8%
A2	$285	America Movil SAB de CV (Mexico), Gtd. Notes, 6.125%, 03/30/40	$376,384
A2	4,575	Sr. Unsec’d. Notes, 3.125%, 07/16/22	4,717,681
A2	3,700	AT&T, Inc., Sr. Unsec’d. Notes, 5.350%, 09/01/40	4,537,924
A2	830	5.550%, 08/15/41	1,056,393
A2	3,250	6.550%, 02/15/39	4,481,457
Baa2	825	British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes, 2.000%, 06/22/15	846,202
Baa2	3,460	9.625%, 12/15/30	5,649,747
Baa2	1,100	CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A, 7.750%, 05/01/17	1,171,500
A2	470	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 8.500%, 11/15/18	655,148
Baa3	1,710	CenturyLink, Inc., Sr. Unsec’d. Notes, Ser. P, 7.600%, 09/15/39(e)	1,752,652
Caa1	2,450	Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A, 8.250%, 09/30/20(e)	2,639,875
B1	2,717	Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A, 12.000%, 04/01/14(e)	3,002,285
B3	2,550	Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A, 11.625%, 01/31/20(e)	2,865,563
Baa3	2,890	Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 06/01/16 (original cost $3,266,830; purchased 05/04/11 - 05/11/11)(b)(d)	3,404,255

See Notes to Financial Statements.

70	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Baa3		$1,890	7.995%, 06/01/36 (original cost $2,040,482; purchased 08/17/12)(b)(d)	$2,040,157
B2		1,250	MetroPCS Wireless, Inc., Gtd. Notes, 7.875%, 09/01/18(e)	1,368,750
Baa3		1,250	Qwest Corp., Sr. Unsec’d. Notes, 3.639%, 06/15/13(a)(e)	1,255,864
Baa3		1,610	7.500%, 10/01/14	1,791,254
A3		3,800	SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, MTN, 2.125%, 05/01/18	3,792,168
B3		2,000	Sprint Nextel Corp., Sr. Unsec’d. Notes, 6.000%, 12/01/16(e)	2,150,000
B3		3,450	7.000%, 08/15/20	3,786,375
Baa2		1,600	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 4.950%, 09/30/14	1,664,000
A3		525	Verizon Communications, Inc., Sr. Unsec’d. Notes, 4.750%, 11/01/41	608,714
A3		930	6.000%, 04/01/41(e)	1,270,712
A3		600	6.400%, 02/15/38	833,168
A3		2,210	7.350%, 04/01/39(e)	3,403,482
Ba3		200	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A, 9.125%, 04/30/18(b)	234,206
Ba3		1,250	Unsec’d. Notes, 144A, 7.748%, 02/02/21(e)	1,375,000
B3	EUR	1,400	Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, RegS, 11.750%, 07/15/17	1,760,162
B3		1,100	Sec’d. Notes, 144A, 11.750%, 07/15/17(e)	1,072,500
B3	EUR	1,150	11.750%, 07/15/17	1,445,847

				67,009,425

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	71

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Textiles, Apparel & Luxury Goods 0.1%
Ba3	$3,121	PVH Corp., Sr. Unsec’d. Notes, 7.375%, 05/15/20	$3,495,520

Tobacco 0.9%
Baa1	3,800	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38	6,567,574
Baa1	940	10.200%, 02/06/39	1,651,353
Baa2	2,075	Lorillard Tobacco Co., Gtd. Notes, 2.300%, 08/21/17	2,099,018
Baa2	340	3.500%, 08/04/16	361,293
Baa2	305	8.125%, 06/23/19	392,306
		Philip Morris International, Inc., Sr. Unsec’d. Notes,
A2	3,210	4.375%, 11/15/41(e)	3,572,736
Baa2	5,000	Reynolds American, Inc., Gtd. Notes, 3.250%, 11/01/22	5,057,120
Baa2	2,375	6.750%, 06/15/17(e)	2,870,083

			22,571,483

		Total corporate bonds	1,049,391,917

FOREIGN AGENCIES 2.8%
Aa3	100	China Development Bank Corp. (China), Sr. Unsec’d. Notes, 5.000%, 10/15/15	110,700
Aa3	1,190	Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes, 3.750%, 01/15/16	1,249,767
Ba1	625	Export Credit Bank of Turkey (Turkey), Unsec’d. Notes, 144A, 5.375%, 11/04/16	667,594
Aa3	1,800	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, 4.125%, 09/09/15	1,937,068
Aa3	220	5.875%, 01/14/15	241,498

See Notes to Financial Statements.

72	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
FOREIGN AGENCIES (Continued)
Baa1	$1,600	GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 4.950%, 05/23/16	$1,706,624
Baa1	1,397	9.250%, 04/23/19	1,823,085
Baa1	400	Sr. Unsec’d. Notes, RegS, 9.250%, 04/23/19	522,000
BBB+(c)	806	Gazprom International SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 7.201%, 02/01/20	902,836
Aa3	1,245	IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN, 5.500%, 03/01/22	1,434,862
Baa3	1,700	KazMunayGas National Co. (Kazakhstan), Gtd. Notes, 144A, MTN, 9.125%, 07/02/18	2,216,426
Baa3	2,650	Sr. Unsec’d. Notes, 144A, MTN, 11.750%, 01/23/15	3,177,827
Aa3	4,970	Korea Development Bank (South Korea), Sr. Unsec’d. Notes, 3.500%, 08/22/17	5,329,321
Aa3	2,825	3.875%, 05/04/17	3,065,043
A1	620	Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN, 4.500%, 03/23/15	663,605
Aa3	1,550	Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes, 4.625%, 11/16/21	1,749,776
A1	4,075	Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, 3.000%, 09/19/22	4,079,759
A1	2,125	4.750%, 07/13/21	2,436,198
A1	1,000	Sr. Unsec’d. Notes, RegS, 4.750%, 07/13/21	1,146,446
A1	1,320	Sr. Unsec’d. Notes, 144A, MTN, 6.250%, 06/17/14	1,422,289
A1	3,400	Sr. Unsec’d. Notes, RegS, MTN, 6.250%, 06/17/14	3,663,473
Baa3	1,120	Majapahit Holding BV (Netherlands), Gtd. Notes, RegS, 7.750%, 10/17/16	1,332,800

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	73

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
FOREIGN AGENCIES (Continued)
A1		$850	National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN, 3.500%, 02/08/17	$897,680
A3		2,675	Petrobras International Finance Co. - PifCo. (Cayman Islands), Gtd. Notes, 5.375%, 01/27/21(e)	3,033,600
NR		5,595	Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014, 4.900%, 10/28/14	5,189,363
Baa1		1,925	Petroleos Mexicanos (Mexico), Gtd. Notes, 4.875%, 01/24/22	2,156,000
Ba1		3,100	Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS, 7.390%, 12/02/24	4,347,750
Baa2		2,900	State Bank of India (India), Sr. Unsec’d. Notes, 144A 4.125%, 08/01/17(e)	2,968,730
Baa2	EUR	3,200	Sr. Unsec’d. Notes, MTN, RegS, 4.500%, 11/30/15	4,318,747
Baa1		2,075	VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 6.875%, 05/29/18	2,238,634

			Total foreign agencies	66,029,501

MORTGAGE BACKED SECURITIES 5.3%
		3	Federal Home Loan Mortgage Corp., 2.533%, 07/01/30(a)	3,248
		5,856	4.500%, 09/01/39 - 10/01/39	6,275,838
		1,525	5.000%, 01/01/39 - 07/01/40	1,663,808
		1,048	5.500%, 10/01/33 - 07/01/34	1,172,187
		851	6.000%, 10/01/32 - 12/01/36	954,493
		288	6.500%, 07/01/32 - 11/01/33	329,786
		166	7.000%, 09/01/32	194,179
		25	8.500%, 08/01/24 - 11/01/24	30,160

See Notes to Financial Statements.

74	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
MORTGAGE BACKED SECURITIES (Continued)
	$91		Federal National Mortgage Association, 1.553%, 09/01/40(a)	$93,857
	17		2.359%, 09/01/31(a)	18,718
	2,500		2.500%, TBA 15 YR	2,616,406
	42		3.229%, 05/01/36(a)	43,152
	5,000		3.500%, TBA 30 YR	5,316,406
	1,000		4.000%, TBA 30 YR	1,070,781
	31		4.500%, 08/01/33	33,597
	18		4.508%, 01/01/28(a)	18,992
	5,097		5.000%, 10/01/17 - 03/01/34	5,595,146
	10,053		5.500%, 03/01/16 - 03/01/35	11,154,137
	3,180		6.000%, 12/01/16 - 06/01/37	3,577,078
	1,471		6.500%, 12/01/17 - 11/01/33	1,665,702
	107		7.000%, 03/01/32 - 06/01/32	127,929
	10		Government National Mortgage Association, 1.625%, 11/20/29(a)	10,662
	58		1.750%, 05/20/30(a)	60,874
	4,000		3.000%, TBA 30 YR	4,257,188
	13,000		4.000%, TBA 30 YR	14,220,781
	15,000		4.000%, TBA 30 YR	16,375,781
	13,631		4.500%, 02/20/41	15,061,468
	22,000		4.500%, TBA 30 YR	24,131,250
	4,960		5.000%, 08/20/39	5,492,356
	2,000		5.000%, TBA 30 YR	2,204,063
	23		5.500%, 08/15/33	26,020
	1,000		5.500%, TBA 30 YR	1,104,531
	177		6.000%, 01/15/33 - 12/15/33	201,878
	779		6.500%, 09/15/32 - 07/15/38	913,864
	936	(f)	8.000%, 08/20/31	1,097
	761	(f)	8.500%, 06/15/30	903

			Total mortgage backed securities	126,018,316

MUNICIPAL BONDS 1.0%

California 0.4%
Aa3	1,105		Bay Area Toll Authority, BABs, Taxable, Revenue Bonds, 6.263%, 04/01/49	1,537,630
A1	525		6.907%, 10/01/50	747,768

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	75

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
MUNICIPAL BONDS (Continued)

California (cont’d.)
Aa3	$1,280	Los Angeles Department of Water & Power, BABs, Taxable, Revenue Bonds, 5.716%, 07/01/39	$1,611,059
A1	835	State of California, BABs, GO, 7.300%, 10/01/39	1,134,364
A1	275	7.625%, 03/01/40	386,119
A1	920	State of California, BABs, Taxable, Revenue Bonds, GO, 7.600%, 11/01/40	1,292,637
A1	1,600	State of California, BABs, Taxable, Var. Purp., GO, 7.550%, 04/01/39	2,227,344
Aa1	500	University of California, BABs, Revenue Bonds, 5.770%, 05/15/43	616,795

			9,553,716

Colorado
Aa2	475	Regional Transportation Dist. Colo. Sales Tax Rev., BABs, Ser. B, 5.844%, 11/01/50	651,244

Illinois 0.2%
A2	2,465	Chicago O’Hare International Airport, BABs, Revenue Bonds, 6.395%, 01/01/40	3,216,283
A2	1,910	State of Illinois, Taxable, GO, 4.421%, 01/01/15	2,022,996

			5,239,279

New Jersey 0.2%
A3	725	New Jersey State Turnpike Authority, BABs, Taxable, Issuer Subsidy, Revenue Bonds, Ser. A,, 7.102%, 01/01/41	1,045,588
A3	2,250	Ser. F, 7.414%, 01/01/40	3,323,295

See Notes to Financial Statements.

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Moody’s Ratings†* (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)
MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)
Aa3	$1,600	Port Authority of New York & New Jersey Consolidated Bonds, 174th Series, 4.458%, 10/01/62	$1,579,312

			5,948,195

Ohio 0.1%
Aa1	1,350	Ohio State University (The), BABs, Taxable, Ser. A, 4.800%, 06/01/2111	1,532,479
Aa1	295	Ser. C, 4.910%, 06/01/40	353,136
Aaa	375	Ohio State Water Development Authority, BABs, Taxable, Revenue Bonds, 4.879%, 12/01/34	435,712

			2,321,327

Oregon
Aa2	235	Oregon State Department of Transportation, BABs, Taxable, Subordinated Lien, Revenue Bonds, Ser. A, 5.834%, 11/15/34	308,005

Pennsylvania 0.1%
Aa3	1,155	Pennsylvania State Turnpike Commission, BABs, Ser. B, 5.511%, 12/01/45	1,382,061

Tennessee
Aa2	550	Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Subordinated, Revenue Bonds, Ser. B, 6.731%, 07/01/43	668,019

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	77

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
MUNICIPAL BONDS (Continued)

Texas
Aaa		$200	Texas State Transportation Commission, BABs, Taxable, First Tier, Revenue Bonds, Ser. B, 5.028%, 04/01/26	$242,794

			Total municipal bonds	26,314,640

SOVEREIGNS 4.8%
NR		2,555	Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN, 2.750%, 03/05/15	2,662,974
NR		1,000	Ser. E, 144A, MTN, 2.875%, 09/15/14	1,037,780
Baa2	EUR	1,000	Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes, 7.375%, 02/03/15	1,483,435
Baa2	EUR	2,700	Unsec’d. Notes, 11.000%, 06/26/17	4,922,517
Baa3		4,000	Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS, 4.875%, 05/05/21	4,560,000
Baa3		1,500	6.750%, 03/10/14	1,601,250
Baa3		1,400	7.250%, 04/20/15	1,582,000
Baa3		1,000	10.375%, 05/04/14	1,130,000
Ba1	EUR	2,020	Ireland Government Bond (Ireland), Bonds 4.400%, 06/18/19	2,603,808
Ba1	EUR	3,870	4.500%, 04/18/20	4,963,905
Baa2	EUR	4,015	Italy Buoni Poliennali del Tesoro (Italy), Bonds 4.750%, 05/01/17	5,433,531
Baa2	EUR	3,110	6.500%, 11/01/27	4,493,940
Baa2	JPY	175,000	Italy Government International Bond (Italy), Sr. Unsec’d. Notes 3.450%, 03/24/17	2,123,057
Baa2	JPY	135,000	4.500%, 06/08/15	1,729,603
NR		2,725	Sr. Unsec’d. Notes, RegS 4.375%, 06/15/13	2,775,958

See Notes to Financial Statements.

78	Visit our website at www.prudentialfunds.com

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
SOVEREIGNS (Continued)
Baa1		$1,590	Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN, 4.750%, 03/08/44	$1,764,900
Baa1	EUR	1,100	Sr. Unsec’d. Notes, Ser. G, MTN, 4.250%, 06/16/15	1,544,380
Baa1	EUR	4,600	4.250%, 07/14/17	6,576,369
Baa1	EUR	1,620	5.500%, 02/17/20	2,504,478
Baa2		316	Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 1.750%, 05/31/18(i)	287,832
Baa2	EUR	4,220	Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS, 7.500%, 10/14/14	6,153,437
Ba1	EUR	2,320	Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes, 6.250%, 03/15/16	3,381,248
A2		4,065	Poland Government International Bond (Poland), Sr. Unsec’d. Notes 3.000%, 03/17/23	4,006,383
Ba3	EUR	700	Portugal Obrigacoes Do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 3.850%, 04/15/21	678,026
Ba3	EUR	920	4.100%, 04/15/37	731,545
Ba3	EUR	4,320	4.750%, 06/14/19	4,685,861
Ba3	EUR	1,550	4.800%, 06/15/20	1,632,330
Aa2		4,315	Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A, 5.250%, 01/20/20	5,149,953
Aa3		3,300	Republic of Korea (South Korea), Sr. Unsec’d. Notes, 7.125%, 04/16/19	4,302,847
Baa1		4,200	Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A, 3.250%, 04/04/17	4,456,998
Baa1	ZAR	42,995	South Africa Government Bond (South Africa), Bonds, Ser. R214, 6.500%, 02/28/41	3,884,106

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	79

Portfolio of Investments

as of October 31, 2012 continued

Moody’s Ratings†* (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)
SOVEREIGNS (Continued)
Baa1	EUR	1,250	Unsec’d. Notes, Ser. E, MTN, 4.500%, 04/05/16	$1,753,843
Baa3	EUR	4,980	Spain Government Bond (Spain), Bonds 4.250%, 10/31/16	6,474,800
Baa3	EUR	800	Sr. Unsec’d. Notes 4.700%, 07/30/41	811,966
Baa3	EUR	2,925	5.850%, 01/31/22	3,847,589
Baa3		$5,150	Sr. Unsec’d. Notes, Ser. E, MTN, 3.625%, 06/17/13	5,148,455
BBB-(c)	TRY	5,800	Turkey Government Bond (Turkey), 6.510%, 07/17/13(i)	3,090,939

			Total sovereigns	115,972,043

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.1%
		12,160	Federal Home Loan Mortgage Corp., 1.250%, 10/02/19	12,126,195
		14,415	Federal National Mortgage Association, 0.875%, 12/20/17(e)	14,404,502

			Total U.S. government agency obligations	26,530,697

U.S. GOVERNMENT TREASURY SECURITIES 6.4%
		2,265	U.S. Treasury Bonds, 3.000%, 05/15/42	2,339,675
		29,510	6.125%, 11/15/27	44,246,556
		9,560	11.250%, 02/15/15	11,935,067
		1,640	U.S. Treasury Notes, 0.250%, 10/15/15(e)	1,633,722
		1,490	0.625%, 09/30/17(e)	1,484,761
		24,875	1.000%, 03/31/17(e)	25,281,159
		325	1.000%, 09/30/19	322,487
		3,145	1.625%, 08/15/22(e)	3,127,800
		12,080	3.125%, 01/31/17	13,362,558
		28,800	3.500%, 02/15/18	32,845,507
		3,700	U.S. Treasury Strip Coupon, 2.230%, 02/15/25(j)	2,814,298
		20,685	2.920%, 02/15/27(j)	14,531,316

			Total U.S. government treasury securities	153,924,906

See Notes to Financial Statements.

80	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
PREFERRED STOCK

Banking
22,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)	$611,820

	Total long-term investments (cost $2,244,809,759)	2,349,296,642

SHORT-TERM INVESTMENTS 15.1%

AFFILIATED MUTUAL FUNDS
2,862,520	Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $28,361,404)(k)	26,220,687
334,426,033	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $334,426,033; includes $225,399,580 of cash collateral received for securities on loan)(k)(l)	334,426,033

	Total affiliated mutual funds (cost $362,787,437)	360,646,720

	Total Investments 113.2% (cost $2,607,597,196; Note 5)	2,709,943,362
	Liabilities in excess of other assets(n) (13.2%)	(316,635,614)

	Net Assets 100.0%	$2,393,307,748

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset Backed Security

ARM—Adjustable Rate Mortgage

AUD—Australian Dollar

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BRL—Brazilian Real

BROIS— Brazil Interbank Deposit Rate

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	81

Portfolio of Investments

as of October 31, 2012 continued

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

CZK—Czech Koruna

EUR—Euro

EURIBOR—Euro Interbank Offered Rate

GBP—British Pound

GO—General Obligation

HUF—Hungarian Forint

I/O—Interest Only

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

LIBOR—London Interbank Offered Rate

MEXIBOR—Mexico Interbank Offered Rate

MTN—Medium Term Note

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NR—Not Rated

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PIK—Payment-in-Kind

PLN—Polish Zloty

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

TBA—To Be Announced

THB—Thai Baht

TRY—Turkish Lira

TWD—Taiwan Dollar

ZAR—South African Rand

†	The ratings reflected are as of October 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s Ratings.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2012.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard and Poor’s Rating.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $29,997,034. The aggregate value of $30,873,926 is approximately 1.3% of net assets.

See Notes to Financial Statements.

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(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $220,358,996; cash collateral of $225,399,580 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(f)	Amount is actual; not rounded to thousands.
(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents a zero coupon bond. Rate shown reflects the effective yield at October 31, 2012.
(j)	The rate shown is the effective yield at October 31, 2012.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at October 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2012	Unrealized Appreciation/ (Depreciation)
	Long Positions:
727	2 Year U.S. Treasury Notes	Dec. 2012	$160,192,379	$160,178,547	$(13,832)
324	2 Year U.S. Treasury Notes	Mar. 2013	71,371,398	71,361,000	(10,398)
2,294	5 Year U.S. Treasury Notes	Dec. 2012	285,015,565	285,029,500	13,935
84	10 Year U.S. Treasury Notes	Dec. 2012	11,168,166	11,174,625	6,459
541	U.S. Long Bond	Dec. 2012	79,630,040	80,778,063	1,148,023
21	U.S. Long Bond	Mar. 2013	3,049,620	3,106,688	57,068
26	Euro-BTP Italian Government Bond	Mar. 2013	3,350,789	3,624,741	273,952

					1,475,207

	Short Position:
277	U.S. Ultra Bond	Dec. 2012	45,555,964	45,730,969	(175,005)

					$1,300,202

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	83

Portfolio of Investments

as of October 31, 2012 continued

Forward foreign currency exchange contracts outstanding at October 31, 2012:

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at October 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar
Expiring 01/23/13	Citibank NA	AUD	2,302,377	$2,372,800	$2,373,597	$797
Expiring 01/23/13	HSBC Securities, Inc.	AUD	2,305,545	2,376,500	2,376,862	362
Expiring 01/23/13	JPMorgan Chase Securities	AUD	3,420,491	3,522,900	3,526,297	3,397
Expiring 01/23/13	JPMorgan Chase Securities	AUD	3,275,126	3,380,500	3,376,436	(4,064)
Expiring 01/23/13	JPMorgan Chase Securities	AUD	2,261,850	2,305,800	2,331,816	26,016
Expiring 01/23/13	Morgan Stanley & Co., Inc.	AUD	3,218,415	3,348,400	3,317,970	(30,430)
Expiring 01/23/13	Morgan Stanley & Co., Inc.	AUD	2,298,402	2,361,500	2,369,499	7,999
Expiring 01/23/13	UBS AG	AUD	4,281,263	4,430,200	4,413,696	(16,504)
Brazilian Real
Expiring 11/26/12	Citibank NA	BRL	2,372,886	1,141,634	1,164,110	22,476
Expiring 11/26/12	UBS AG	BRL	11,585,555	5,573,998	5,683,737	109,739
Expiring 01/18/13	Citibank NA	BRL	4,807,710	2,333,500	2,341,114	7,614
British Pound
Expiring 01/25/13	Citibank NA	GBP	2,946,257	4,722,900	4,753,172	30,272
Expiring 01/25/13	Deutsche Bank Securities Corp.	GBP	2,932,124	4,729,700	4,730,371	671
Expiring 01/25/13	JPMorgan Chase Securities	GBP	3,370,005	5,455,991	5,436,801	(19,190)
Canadian Dollar
Expiring 01/22/13	Citibank NA	CAD	2,532,465	2,592,200	2,531,014	(61,186)
Expiring 01/22/13	Citibank NA	CAD	2,343,729	2,359,400	2,342,385	(17,015)
Expiring 01/22/13	Citibank NA	CAD	2,253,930	2,288,600	2,252,638	(35,962)
Expiring 01/22/13	JPMorgan Chase Securities	CAD	11,534,527	11,810,104	11,527,915	(282,189)
Expiring 01/22/13	JPMorgan Chase Securities	CAD	2,344,549	2,361,500	2,343,205	(18,295)
Expiring 01/22/13	Morgan Stanley & Co., Inc.	CAD	2,287,420	2,333,500	2,286,109	(47,391)
Chilean Peso
Expiring 11/19/12	Citibank NA	CLP	4,952,141,578	10,174,936	10,263,977	89,041
Expiring 11/19/12	Citibank NA	CLP	956,526,300	2,014,800	1,982,529	(32,271)

See Notes to Financial Statements.

84	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at October 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Chinese Yuan Renminbi
Expiring 03/12/13	UBS AG	CNY	70,158,000	$11,000,000	$11,118,996	$118,996
Expiring 03/20/13	Citibank NA	CNY	27,809,186	4,398,100	4,404,967	6,867
Expiring 03/20/13	UBS AG	CNY	54,097,921	8,545,600	8,569,095	23,495
Expiring 10/29/13	UBS AG	CNY	36,012,317	5,675,700	5,637,098	(38,602)
Czech Koruna
Expiring 01/24/13	Citibank NA	CZK	119,443,787	6,236,730	6,172,925	(63,805)
Expiring 01/24/13	Citibank NA	CZK	43,809,480	2,288,600	2,264,100	(24,500)
Expiring 01/24/13	Citibank NA	CZK	42,489,933	2,232,300	2,195,905	(36,395)
Expiring 01/24/13	Credit Suisse First Boston	CZK	44,304,906	2,343,400	2,289,704	(53,696)
Expiring 01/24/13	JPMorgan Chase Securities	CZK	44,530,326	2,339,000	2,301,353	(37,647)
Euro
Expiring 01/24/13	Citibank NA	EUR	2,642,200	3,417,870	3,427,741	9,871
Expiring 01/25/13	Citibank NA	EUR	1,813,092	2,345,488	2,352,158	6,670
Expiring 01/25/13	HSBC Securities, Inc.	EUR	1,643,134	2,138,900	2,131,668	(7,232)
Expiring 01/25/13	JPMorgan Chase Securities	EUR	2,685,821	3,522,900	3,484,366	(38,534)
Expiring 01/25/13	JPMorgan Chase Securities	EUR	174,835	226,300	226,816	516
Hungarian Forint
Expiring 01/24/13	Barclays Capital, Inc.	HUF	504,806,255	2,339,000	2,284,592	(54,408)
Expiring 01/24/13	Citibank NA	HUF	602,950,774	2,750,600	2,728,763	(21,837)
Indian Rupee
Expiring 01/07/13	Citibank NA	INR	113,960,630	2,138,700	2,091,230	(47,470)
Expiring 01/07/13	Citibank NA	INR	76,233,253	1,441,900	1,398,916	(42,984)
Expiring 01/07/13	UBS AG	INR	215,027,520	4,128,000	3,945,855	(182,145)
Expiring 01/07/13	UBS AG	INR	152,465,754	2,837,100	2,797,817	(39,283)
Expiring 01/07/13	UBS AG	INR	120,371,243	2,212,300	2,208,868	(3,432)
Expiring 01/14/13	UBS AG	INR	127,778,723	2,359,500	2,341,895	(17,605)
Japanese Yen
Expiring 01/25/13	Citibank NA	JPY	52,396,981	674,500	656,959	(17,541)
Malaysian Ringgit
Expiring 12/10/12	Citibank NA	MYR	7,131,669	2,343,400	2,334,186	(9,214)
Expiring 12/10/12	Citibank NA	MYR	3,242,824	1,039,700	1,061,372	21,672
Expiring 12/10/12	UBS AG	MYR	9,332,294	2,945,800	3,054,447	108,647
Expiring 12/10/12	UBS AG	MYR	8,981,656	2,811,600	2,939,684	128,084

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	85

Portfolio of Investments

as of October 31, 2012 continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at October 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Expiring 12/10/12	UBS AG	MYR	8,933,678	$2,814,200	$2,923,981	$109,781
Expiring 12/10/12	UBS AG	MYR	8,574,774	2,806,800	2,806,512	(288)
Expiring 12/10/12	UBS AG	MYR	6,584,862	2,118,000	2,155,216	37,216
Expiring 12/10/12	UBS AG	MYR	6,580,479	2,098,300	2,153,782	55,482
Expiring 12/10/12	UBS AG	MYR	6,499,915	2,100,100	2,127,413	27,313
Expiring 12/10/12	UBS AG	MYR	6,407,291	2,046,600	2,097,097	50,497
Mexican Peso
Expiring 01/22/13	Citibank NA	MXN	119,645,138	9,224,831	9,059,045	(165,786)
Expiring 01/22/13	Citibank NA	MXN	44,100,000	3,379,655	3,339,073	(40,582)
Expiring 01/22/13	Citibank NA	MXN	36,228,377	2,800,200	2,743,066	(57,134)
Expiring 01/22/13	Citibank NA	MXN	31,251,348	2,376,500	2,366,225	(10,275)
Expiring 01/22/13	Citibank NA	MXN	14,537,765	1,122,500	1,100,741	(21,759)
Expiring 01/22/13	Citibank NA	MXN	192,630	14,785	14,585	(200)
New Zealand Dollar
Expiring 01/23/13	Citibank NA	NZD	2,913,486	2,361,500	2,382,563	21,063
Expiring 01/23/13	HSBC Securities, Inc.	NZD	2,906,276	2,376,500	2,376,667	167
Expiring 01/23/13	JPMorgan Chase Securities	NZD	2,887,313	2,364,900	2,361,159	(3,741)
Expiring 01/23/13	UBS AG	NZD	10,102,714	8,292,600	8,261,699	(30,901)
Expiring 01/23/13	UBS AG	NZD	4,320,128	3,522,900	3,532,872	9,972
Norwegian Krone
Expiring 01/24/13	Barclays Capital, Inc.	NOK	74,150,128	12,882,250	12,964,097	81,847
Expiring 01/24/13	Barclays Capital, Inc.	NOK	12,398,906	2,149,197	2,167,773	18,576
Expiring 01/24/13	Citibank NA	NOK	13,567,564	2,376,500	2,372,096	(4,404)
Expiring 01/24/13	Citibank NA	NOK	13,247,718	2,343,400	2,316,176	(27,224)
Expiring 01/24/13	UBS AG	NOK	13,304,590	2,339,000	2,326,119	(12,881)
Peruvian Nuevo Sol
Expiring 12/06/12	Citibank NA	PEN	15,750,854	6,002,612	6,064,414	61,802
Expiring 12/06/12	Citibank NA	PEN	2,419,373	933,400	931,510	(1,890)
Philippine Peso
Expiring 11/05/12	UBS AG	PHP	305,644,747	7,229,062	7,418,982	189,920
Expiring 11/05/12	UBS AG	PHP	179,508,483	4,266,900	4,357,249	90,349
Expiring 11/05/12	UBS AG	PHP	133,906,335	3,176,900	3,250,338	73,438
Expiring 11/05/12	UBS AG	PHP	120,545,940	2,885,600	2,926,038	40,438
Expiring 11/05/12	UBS AG	PHP	90,070,930	2,149,100	2,186,312	37,212
Expiring 01/22/13	JPMorgan Chase Securities	PHP	493,829,242	11,970,167	11,978,273	8,106

See Notes to Financial Statements.

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Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at October 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Expiring 03/18/13	UBS AG	PHP	134,647,440	$3,274,500	$3,264,392	$(10,108)
Polish Zloty
Expiring 01/24/13	Citibank NA	PLN	18,145,858	5,657,300	5,628,582	(28,718)
Expiring 01/24/13	Citibank NA	PLN	10,928,823	3,432,900	3,389,962	(42,938)
Expiring 01/24/13	Citibank NA	PLN	7,409,451	2,339,000	2,298,304	(40,696)
Expiring 01/24/13	Citibank NA	PLN	7,172,902	2,232,300	2,224,930	(7,370)
Expiring 01/24/13	UBS AG	PLN	20,232,019	6,285,756	6,275,679	(10,077)
Russian Rouble
Expiring 12/27/12	Citibank NA	RUB	130,666,123	3,927,800	4,121,813	194,013
Expiring 03/25/13	Citibank NA	RUB	106,572,875	3,348,400	3,317,285	(31,115)
Expiring 03/25/13	Citibank NA	RUB	74,053,910	2,339,000	2,305,070	(33,930)
Expiring 03/25/13	Citibank NA	RUB	73,856,938	2,343,400	2,298,939	(44,461)
Expiring 03/25/13	Citibank NA	RUB	72,825,541	2,288,600	2,266,834	(21,766)
Expiring 03/25/13	Citibank NA	RUB	72,084,595	2,253,700	2,243,771	(9,929)
Expiring 03/25/13	Citibank NA	RUB	71,416,769	2,238,700	2,222,984	(15,716)
Singapore Dollar
Expiring 01/23/13	Citibank NA	SGD	2,809,302	2,288,600	2,303,069	14,469
Expiring 01/23/13	JPMorgan Chase Securities	SGD	16,244,346	13,253,345	13,317,134	63,789
Expiring 01/23/13	Morgan Stanley & Co., Inc.	SGD	5,651,962	4,629,500	4,633,485	3,985
South African Rand
Expiring 01/30/13	Citibank NA	ZAR	18,637,773	2,238,700	2,119,846	(118,854)
Expiring 01/30/13	Citibank NA	ZAR	2,061,922	233,900	234,521	621
Expiring 01/30/13	JPMorgan Chase Securities	ZAR	18,742,224	2,238,700	2,131,727	(106,973)
South Korean Won
Expiring 01/14/13	Citibank NA	KRW	4,917,078,685	4,396,136	4,490,276	94,140
Expiring 01/14/13	Citibank NA	KRW	2,879,026,930	2,592,200	2,629,127	36,927
Expiring 01/14/13	UBS AG	KRW	3,902,834,500	3,500,300	3,564,068	63,768
Expiring 03/18/13	UBS AG	KRW	2,616,685,500	2,359,500	2,382,560	23,060
Expiring 03/18/13	UBS AG	KRW	2,603,891,750	2,339,000	2,370,911	31,911
Swedish Krona
Expiring 01/24/13	Barclays Capital, Inc.	SEK	69,813,699	10,608,825	10,499,007	(109,818)
Expiring 01/24/13	Citibank NA	SEK	15,870,637	2,372,800	2,386,722	13,922
Expiring 01/24/13	Citibank NA	SEK	15,203,525	2,288,600	2,286,398	(2,202)
Expiring 01/24/13	Citibank NA	SEK	14,015,807	2,137,067	2,107,782	(29,285)
Expiring 01/24/13	UBS AG	SEK	30,847,316	4,697,200	4,639,006	(58,194)
Expiring 01/24/13	UBS AG	SEK	15,745,311	2,376,500	2,367,875	(8,625)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	87

Portfolio of Investments

as of October 31, 2012 continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at October 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Expiring 01/24/13	UBS AG	SEK	15,529,720	$2,339,000	$2,335,453	$ (3,547)
Taiwan Dollar
Expiring 11/05/12	UBS AG	TWD	61,485,596	2,061,200	2,104,740	43,540
Expiring 03/12/13	UBS AG	TWD	128,117,033	4,355,500	4,389,450	33,950
Expiring 03/12/13	UBS AG	TWD	64,134,934	2,185,400	2,197,343	11,943
Thai Baht
Expiring 11/30/12	UBS AG	THB	119,248,744	3,812,300	3,882,933	70,633
Expiring 11/30/12	UBS AG	THB	63,628,343	1,997,700	2,071,842	74,142
Expiring 11/30/12	UBS AG	THB	59,424,861	1,869,400	1,934,970	65,570
Expiring 11/30/12	UBS AG	THB	59,149,507	1,856,900	1,926,004	69,104
Turkish Lira
Expiring 01/30/13	Citibank NA	TRY	4,038,417	2,215,100	2,225,843	10,743
Expiring 01/30/13	Deutsche Bank Securities Corp.	TRY	5,606,188	3,089,500	3,089,947	447
Expiring 01/30/13	Goldman Sachs Group LP	TRY	8,356,469	4,584,253	4,605,812	21,559

						$166,403

Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at October 31, 2012	Unrealized Appreciation/ (Depreciation)
Sold:
Australian Dollar
Expiring 01/23/13	Citibank NA	AUD	5,578,538	$5,693,500	$5,751,099	$(57,599)
Expiring 01/23/13	JPMorgan Chase Securities	AUD	5,487,708	5,621,800	5,657,459	(35,659)
Brazilian Real
Expiring 11/26/12	Citibank NA	BRL	8,821,926	4,261,800	4,327,933	(66,133)
Expiring 11/26/12	Citibank NA	BRL	5,136,515	2,455,900	2,519,914	(64,014)
British Pound
Expiring 01/25/13	Citibank NA	GBP	3,212,163	5,191,382	5,182,156	9,226
Expiring 01/25/13	Morgan Stanley & Co., Inc.	GBP	5,921,759	9,491,300	9,553,525	(62,225)
Expiring 01/25/13	Morgan Stanley & Co., Inc.	GBP	3,364,377	5,431,000	5,427,722	3,278
Canadian Dollar
Expiring 01/22/13	Citibank NA	CAD	5,649,381	5,709,600	5,646,142	63,458
Expiring 01/22/13	Citibank NA	CAD	3,546,583	3,547,300	3,544,550	2,750
Expiring 01/22/13	Citibank NA	CAD	2,670,503	2,704,400	2,668,972	35,428

See Notes to Financial Statements.

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Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at October 31, 2012	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
Expiring 01/22/13	JPMorgan Chase Securities	CAD	3,293,239	$3,303,400	$3,291,351	$12,049
Expiring 01/22/13	UBS AG	CAD	4,673,862	4,706,800	4,671,182	35,618
Chilean Peso
Expiring 12/11/12	Citibank NA	CLP	1,721,820,800	3,539,200	3,557,215	(18,015)
Expiring 12/11/12	Citibank NA	CLP	1,469,591,340	3,067,400	3,036,118	31,282
Chinese Yuan Renminbi
Expiring 03/20/13	UBS AG	CNY	54,097,921	8,456,764	8,569,095	(112,331)
Czech Koruna
Expiring 01/24/13	Barclays Capital, Inc.	CZK	67,480,474	3,530,100	3,487,431	42,669
Expiring 01/24/13	Barclays Capital, Inc.	CZK	63,756,508	3,306,000	3,294,974	11,026
Expiring 01/24/13	Barclays Capital, Inc.	CZK	59,186,726	3,101,100	3,058,805	42,295
Expiring 01/24/13	UBS AG	CZK	103,750,162	5,372,900	5,361,869	11,031
Euro
Expiring 01/25/13	Citibank NA	EUR	63,598,051	82,187,443	82,506,936	(319,493)
Expiring 01/25/13	Citibank NA	EUR	3,297,489	4,269,879	4,277,894	(8,015)
Expiring 01/25/13	Citibank NA	EUR	2,828,623	3,654,100	3,669,625	(15,525)
Expiring 01/25/13	Citibank NA	EUR	2,712,217	3,536,015	3,518,610	17,405
Expiring 01/25/13	Citibank NA	EUR	946,154	1,227,199	1,227,463	(264)
Expiring 01/25/13	Citibank NA	EUR	174,522	224,800	226,411	(1,611)
Expiring 01/25/13	Deutsche Bank Securities Corp.	EUR	517,365	667,071	671,187	(4,116)
Expiring 01/25/13	JPMorgan Chase Securities	EUR	7,804,513	10,189,400	10,124,940	64,460
Expiring 01/25/13	JPMorgan Chase Securities	EUR	434,847	562,678	564,135	(1,457)
Hungarian Forint
Expiring 01/24/13	Citibank NA	HUF	1,122,787,990	5,177,500	5,081,380	96,120
Indian Rupee
Expiring 01/07/13	Citibank NA	INR	115,733,550	2,173,400	2,123,764	49,636
Expiring 01/07/13	UBS AG	INR	215,027,520	4,054,063	3,945,855	108,208
Expiring 01/07/13	UBS AG	INR	178,988,128	3,420,700	3,284,515	136,185
Expiring 01/07/13	UBS AG	INR	168,309,202	3,202,364	3,088,552	113,812
Malaysian Ringgit
Expiring 12/10/12	UBS AG	MYR	13,063,024	4,228,200	4,275,510	(47,310)
Expiring 12/10/12	UBS AG	MYR	9,317,214	2,891,300	3,049,511	(158,211)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	89

Portfolio of Investments

as of October 31, 2012 continued

Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at October 31, 2012	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
Mexican Peso
Expiring 01/22/13	Citibank NA	MXN	40,270,714	$3,074,400	$3,049,135	$25,265
Expiring 01/22/13	Citibank NA	MXN	31,234,948	2,372,800	2,364,984	7,816
New Zealand Dollar
Expiring 01/23/13	Citibank NA	NZD	4,212,638	3,432,900	3,444,971	(12,071)
Expiring 01/23/13	Citibank NA	NZD	4,210,442	3,425,700	3,443,175	(17,475)
Norwegian Krone
Expiring 01/24/13	Citibank NA	NOK	16,287,441	2,831,300	2,847,628	(16,328)
Expiring 01/24/13	JPMorgan Chase Securities	NOK	16,660,750	2,892,300	2,912,896	(20,596)
Expiring 01/24/13	UBS AG	NOK	19,182,520	3,310,800	3,353,791	(42,991)
Peruvian Nuevo Sol
Expiring 01/10/13	Citibank NA	PEN	6,161,747	2,364,900	2,367,831	(2,931)
Philippine Peso
Expiring 11/05/12	JPMorgan Chase Securities	PHP	493,829,242	11,951,337	11,986,826	(35,489)
Expiring 11/05/12	UBS AG	PHP	204,097,035	4,821,000	4,954,092	(133,092)
Expiring 11/05/12	UBS AG	PHP	88,233,515	2,098,300	2,141,712	(43,412)
Expiring 11/05/12	UBS AG	PHP	43,516,644	1,029,127	1,056,289	(27,162)
Polish Zloty
Expiring 01/24/13	Citibank NA	PLN	14,953,081	4,563,300	4,638,229	(74,929)
Expiring 01/24/13	Citibank NA	PLN	11,167,526	3,522,900	3,464,005	58,895
Expiring 01/24/13	Citibank NA	PLN	11,001,619	3,417,870	3,412,543	5,327
Expiring 01/24/13	Citibank NA	PLN	10,707,949	3,322,600	3,321,451	1,149
Expiring 01/24/13	Citibank NA	PLN	7,485,867	2,353,400	2,322,007	31,393
Expiring 01/24/13	JPMorgan Chase Securities	PLN	8,341,486	2,595,400	2,587,408	7,992
Russian Rouble
Expiring 12/27/12	Citibank NA	RUB	130,666,123	3,861,178	4,121,813	(260,635)
Singapore Dollar
Expiring 01/23/13	Citibank NA	SGD	4,223,028	3,425,700	3,462,043	(36,343)
Expiring 01/23/13	JPMorgan Chase Securities	SGD	5,264,747	4,271,600	4,316,046	(44,446)
South African Rand
Expiring 01/30/13	Goldman Sachs Group LP	ZAR	34,037,384	4,064,505	3,871,387	193,118
Expiring 01/30/13	JPMorgan Chase Securities	ZAR	39,861,793	4,743,400	4,533,851	209,549
Swedish Krona
Expiring 01/24/13	Citibank NA	SEK	31,694,651	4,729,700	4,766,434	(36,734)
Expiring 01/24/13	Citibank NA	SEK	22,988,037	3,425,700	3,457,080	(31,380)

See Notes to Financial Statements.

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Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at October 31, 2012	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
Expiring 01/24/13	Citibank NA	SEK	18,886,181	$2,831,300	$2,840,218	$(8,918)
Expiring 01/24/13	UBS AG	SEK	31,622,914	4,722,900	4,755,645	(32,745)
Expiring 01/24/13	UBS AG	SEK	25,414,882	3,821,900	3,822,044	(144)
Taiwan Dollar
Expiring 11/05/12	UBS AG	TWD	61,485,596	2,049,520	2,104,740	(55,220)
Expiring 03/12/13	Citibank NA	TWD	96,576,036	3,310,800	3,308,816	1,984
Turkish Lira
Expiring 01/30/13	Citibank NA	TRY	4,239,231	2,293,400	2,336,525	(43,125)
Expiring 01/30/13	Citibank NA	TRY	4,227,477	2,293,400	2,330,047	(36,647)

						(556,367)

						$(389,964)

Currency swap agreements outstanding at October 31, 2012:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
EUR	3,250	10/17/14	N/A	3 Month LIBOR(1)	$(34,401)	$—	$(34,401)	Barclays Bank PLC
EUR	6,000	10/19/14	N/A	3 Month LIBOR(2)	42,876	—	42,876	JPMorgan Chase Bank
EUR	1,920	11/30/15	4.500%	3 Month LIBOR(3)	(298,390)	(21,885)	(276,505)	Citibank NA
EUR	950	11/30/15	4.500%	3 Month LIBOR(4)	(138,758)	(20,152)	(118,606)	JPMorgan Chase Bank
EUR	2,485	07/14/17	4.250%	3 Month LIBOR(5)	(519,234)	(258,836)	(260,398)	Citibank NA
EUR	1,610	07/14/17	4.250%	3 Month LIBOR(6)	(341,424)	(182,593)	(158,831)	Citibank NA
EUR	1,550	09/28/17	N/A	3 Month LIBOR(7)	(46,370)	—	(46,370)	HSBC Bank NA
JPY	100,000	06/08/15	4.500%	3 Month LIBOR(8)	(47,683)	(56,203)	8,520	Citibank NA
JPY	35,000	06/08/15	4.500%	3 Month LIBOR(9)	(15,984)	(17,610)	1,626	Citibank NA
JPY	175,000	03/24/17	3.450%	3 Month LIBOR(10)	81,731	14,321	67,410	Citibank NA

					$(1,317,637)	$(542,958)	$(774,679)

(1)	The Fund pays the floating rate of 3 month EURIBOR+ 28.25 basis points based on a notional amount of EUR 3,250,000. The Fund receives a floating rate based on a notional amount of $4,206,150.
(2)	The Fund pays the floating rate of 3 month EURIBOR+ 28.375 basis points based on a notional amount of EUR 6,000,000. The Fund receives a floating rate based on a notional amount of $7,872,000.
(3)	The Fund pays a fixed rate based on a notional amount of EUR 1,920,000. The Fund receives a floating rate based on a notional amount of $2,329,152.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	91

Portfolio of Investments

as of October 31, 2012 continued

(4)	The Fund pays a fixed rate based on a notional amount of EUR 950,000. The Fund receives a floating rate based on a notional amount of $1,164,320.
(5)	The Fund pays a fixed rate based on a notional amount of EUR 2,485,000. The Fund receives a floating rate based on a notional amount of $3,030,209.
(6)	The Fund pays a fixed rate based on a notional amount of EUR 1,610,000. The Fund receives a floating rate based on a notional amount of $1,968,869.
(7)	The Fund pays the floating rate of 3 month EURIBOR+ 31.75 basis points based on a notional amount of EUR 1,550,000. The Fund receives a floating rate based on a notional amount of $1,993,300.
(8)	The Fund pays a fixed rate based on a notional amount of JPY 100,000,000. The Fund receives a floating rate based on a notional amount of $1,284,027.
(9)	The Fund pays a fixed rate based on a notional amount of JPY 35,000,000. The Fund receives a floating rate based on a notional amount of $447,914.
(10)	The Fund pays a fixed rate based on a notional amount of JPY 175,000,000. The Fund receives a floating rate based on a notional amount of $2,247,335.

Interest rate swap agreements outstanding at October 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
	Over-the-counter swap agreements:
	$82,000	01/10/13	0.908%	3 month LIBOR(1)	$298,798	$—	$298,798	JPMorgan Chase Bank
	38,885	08/31/16	0.934%	3 month LIBOR(1)	531,406	—	531,406	Credit Suisse International
	12,100	08/31/16	0.975%	3 month LIBOR(2)	(184,978)	—	(184,978)	JPMorgan Chase Bank
	12,100	08/31/16	0.978%	3 month LIBOR(2)	(186,660)	—	(186,660)	JPMorgan Chase Bank
	2,195	09/14/16	1.206%	3 month LIBOR(2)	(52,879)	—	(52,879)	Deutsche Bank AG
	82,360	11/30/16	0.913%	3 month LIBOR(2)	(950,435)	—	(950,435)	JPMorgan Chase Bank
	9,710	12/20/17	0.910%	3 month LIBOR(2)	(34,188)	—	(34,188)	Citibank NA
	12,160	10/02/19	1.189%	3 month LIBOR(2)	18,026	—	18,026	Bank of Nova Scotia
	4,935	01/13/22	1.660%	3 month LIBOR(2)	(35,017)	—	(35,017)	Citibank NA
	4,935	01/13/22	1.676%	3 month LIBOR(1)	32,886	—	32,886	Citibank NA
	34,325	08/15/28	2.370%	3 month LIBOR(2)	(378,825)	—	(378,825)	Citibank NA
BRL	21,481	01/01/17	0.000%	1 Day BROIS(1)	372,569	—	372,569	Barclays Bank PLC
MXN	110,200	07/05/13	5.480%	1 month MEXIBOR(1)	34,461	—	34,461	Barclays Bank PLC

See Notes to Financial Statements.

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Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
MXN	57,100	02/18/22	6.600%	1 month MEXIBOR(1)	$239,166	$—	$239,166	Barclays Bank PLC
MXN	63,400	04/15/22	6.380%	1 month MEXIBOR(1)	180,745	—	180,745	JPMorgan Chase Bank
MXN	108,800	05/25/22	6.370%	1 month MEXIBOR(1)	308,158	—	308,158	Morgan Stanley Capital Services
NZD	2,000	08/09/16	3.125%	3 month BBR(1)	17,125	—	17,125	Citibank NA
NZD	7,900	08/18/16	4.173%	3 month BBR(1)	324,976	—	324,976	Citibank NA
NZD	4,800	03/26/17	3.810%	3 month BBR(1)	143,413	—	143,413	HSBC Bank USA NA
NZD	3,370	09/25/22	3.790%	3 month BBR(1)	29,106	—	29,106	Citibank NA

					$707,853	$—	$707,853

(1)	The Fund pays the floating rate and receives the fixed rate.
(2)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at October 31, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group	03/20/18	3.700%	$1,300	$(148,812)	$—	$(148,812)	Deutsche Bank AG
CBS Corp.	06/20/14	1.000%	1,700	(21,276)	42,765	(64,041)	Citibank NA
Centex Corp.	06/20/14	1.000%	2,500	(28,921)	(5,681)	(23,240)	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700%	1,250	(11,592)	—	(11,592)	Goldman Sachs International
GATX Corp.	12/20/12	1.000%	3,500	(7,787)	1,603	(9,390)	Credit Suisse International
International Paper Co.	03/20/14	5.300%	2,000	(149,673)	—	(149,673)	Goldman Sachs International
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	2,768	(6,306)	4,791	(11,097)	Deutsche Bank AG

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	93

Portfolio of Investments

as of October 31, 2012 continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1) (cont’d.):
Masco Corp.	09/20/13	1.000%	$965	$(5,370)	$8,082	$(13,452)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	2,400	81,104	63,084	18,020	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	1,800	347,753	124,213	223,540	JPMorgan Chase Bank
Sealed Air Corp.	06/20/13	1.000%	2,300	(11,304)	6,225	(17,529)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000%	1,450	(98,184)	90,525	(188,709)	JPMorgan Chase Bank
Starwood Hotels & Resorts Holdings, Inc.	03/20/14	7.050%	380	(38,420)	—	(38,420)	Deutsche Bank AG
Toll Brothers, Inc.	03/20/15	1.000%	1,885	(19,806)	7,000	(26,806)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%	1,650	49,568	22,348	27,220	JPMorgan Chase Bank

				$(69,026)	$364,955	$(433,981)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1):
Itraxx Euro, 1% coupon, due 12/20/17	12/20/17	1.000%	EUR	35,500	$600,841	$705,647	$(104,806)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.18.V1	06/20/17	5.000%	$13,860	$87,827	$(1,099,175)	$1,187,002	Bank of America NA

See Notes to Financial Statements.

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Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2012(5) (Unaudited)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Netherlands	03/20/13	0.250%	$7,250	0.029%	$8,340	$(30,251)	$38,591	Morgan Stanley Capital Services, Inc.
Republic of Austria	03/20/13	1.000%	7,250	0.032%	35,718	(31,884)	67,602	Morgan Stanley Capital Services, Inc.
Republic of France	03/20/13	0.250%	7,250	0.076%	7,005	(77,285)	84,290	Morgan Stanley Capital Services, Inc.

					$51,063	$(139,420)	$190,483

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	95

Portfolio of Investments

as of October 31, 2012 continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities
Non-Residential Mortgage Backed Securities	$—	$233,495,928	$22,426,314
Residential Mortgage Backed Securities	—	127,167,768	—
Bank Loans	—	93,546,603	9,394,042
Collateralized Mortgage Obligations	—	4,218,191	—
Commercial Mortgage Backed Securities	—	294,253,956	—
Corporate Bonds	—	1,037,998,149	11,393,768
Foreign Agencies	—	66,029,501	—
Mortgage Backed Securities	—	126,018,316	—
Municipal Bonds	—	26,314,640	—
Sovereigns	—	115,684,211	287,832
U.S. Government Agency Obligations	—	26,530,697	—
U.S. Government Treasury Securities	—	153,924,906	—
Preferred Stock	611,820	—	—
Affiliated Mutual Funds	360,646,720	—	—
Other Financial Instruments*
Futures Contracts	1,300,202	—	—
Forward Foreign Currency Exchange Contracts	—	(389,964)	—
Currency Swap Agreements	—	(774,679)	—
Interest Rate Swap Agreements	—	707,853	—
Credit Default Swap Agreements	—	850,290	(11,592)

Total	$362,558,742	$2,305,576,366	$43,490,364

See Notes to Financial Statements.

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The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage Backed Securities	Bank Loans	Corporate Bonds	Sovereigns	Credit Default Swap Agreements
Balance as of 10/31/11	$15,349,776	$972,578	$—	$317,353	$(12,432)
Realized gain (loss)	(4,459,691)	4,389	—	—	— **
Change in unrealized appreciation (depreciation)***	165,379	(2,701)	829,596	4,223	840
Purchases	22,362,862	9,231,698	6,858,264	—	—
Sales	(1,328,483)	(9,558)	(597,437)	(33,744)	—
Accrued discount/premium	—	—	—	—	—
Transfers into Level 3	—	—	4,303,345	—	—
Transfers out of Level 3	(9,663,529)	(802,364)	—	—	—

Balance as of 10/31/12	$22,426,314	$9,394,042	$11,393,768	$287,832	$(11,592)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(8,896).
***	Of which, $814,764 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 1 Non-Residential Mortgage Backed Security transferred out of Level 3 as a result of the security no longer being fair valued in accordance with the Board of Directors’ approval, 5 Non-Residential Mortgage Backed Securities and 1 Bank Loan transferred out of Level 3 as a result of the securities no longer using a single broker quote and are being priced by the primary valuation vendor source. There were 9 corporate bonds transferred into level 3 as a result of using a single broker quote.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	97

Portfolio of Investments

as of October 31, 2012 continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2012 were as follows:

Affiliated Mutual Funds (including 9.4% of collateral received for securities on loan)	15.1%
Commercial Mortgage Backed Securities	12.3
Non-Residential Mortgage Backed Securities	10.7
Banking	9.2
U.S. Government Treasury Securities	6.4
Mortgage Backed Securities	5.3
Residential Mortgage Backed Securities	5.3
Sovereigns	4.8
Healthcare & Pharmaceutical	3.3
Foreign Agencies	2.8
Telecommunications	2.8
Media & Entertainment	2.6
Foods	2.5
Insurance	2.4
Technology	2.3
Cable	2.1
Metals	1.9
Energy—Other	1.8
Retailers	1.7
Electric	1.6
Capital Goods	1.5
Non-Captive Finance	1.5
Automotive	1.1
U.S. Government Agency Obligations	1.1%
Chemicals	1.0
Healthcare Insurance	1.0
Municipal Bonds	1.0
Pipelines & Other	1.0
Tobacco	0.9
Building Materials & Construction	0.8
Energy—Integrated	0.8
Gaming	0.8
Real Estate Investment Trusts	0.8
Lodging	0.6
Paper	0.6
Airlines	0.5
Railroads	0.4
Aerospace & Defense	0.2
Collateralized Mortgage Obligations	0.2
Consumer	0.2
Packaging	0.2
Textiles, Apparel & Luxury Goods	0.1

113.2
Liabilities in excess of other assets	(13.2)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

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Fair values of derivative instruments as of October 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$1,646,265		Unrealized depreciation on swap agreements	$807,567
Credit contracts	Premiums paid for swap agreements	1,076,283		Premiums received for swap agreements	1,244,276
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4,007,041		Unrealized depreciation on forward foreign currency contracts	4,397,005
Interest rate contracts	Due from broker—variation margin	1,499,437	*	Due from broker—variation margin	199,235	*
Interest rate contracts	Unrealized appreciation on swap agreements	2,651,267		Unrealized depreciation on swap agreements	2,718,093
Interest rate contracts	Premiums paid for swap agreements	14,321		Premiums received for swap agreements	557,279

Total		$10,894,614			$9,923,455

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options	Written Options	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$829,545	$829,545
Foreign exchange contracts	—	—	—	(5,703,677)	—	(5,703,677)
Interest rate contracts	2,568,130	(543,892)	1,673,841	—	3,651,062	7,349,141

Total	$2,568,130	$(543,892)	$1,673,841	$(5,703,677)	$4,480,607	$2,475,009

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	99

Portfolio of Investments

as of October 31, 2012 continued

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$1,032,808	$1,032,808
Foreign exchange contracts	—	(1,703,762)	—	(1,703,762)
Interest rate contracts	986,479	—	(2,210,579)	(1,224,100)

Total	$986,479	$(1,703,762)	$(1,177,771)	$(1,895,054)

For the year ended October 31, 2012, the Fund’s average volume of derivative activities is as follows:

Options Purchased	Futures Long Positions	Futures Short Positions	Forward Currency Contracts— Purchased	Forward Currency Contracts— Sold	Currency Swaps	Inflation Swaps	Interest Rate Swaps	Credit Default Swaps as Buyer	Credit Default Swaps as Writer
(Cost)	(Value at Trade Date)	(Value at Trade Date)	(Value at Settlement Date Payable)	(Value at Settlement Date Receivable)	(Notional Amount in USD (000))	(Notional Amount in USD (000))	(Notional Amount in USD (000))	(Notional Amount in USD (000))	(Notional Amount in USD (000))
$19,187	$353,604,779	$36,085,436	$325,400,148	$217,869,149	$7,097	$620	$295,405	$48,862	$38,524

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • OCTOBER 31, 2012

Prudential Total Return Bond Fund, Inc.

Statement of Assets and Liabilities

as of October 31, 2012

Assets
Investments at value, including securities on loan of $220,358,996:
Unaffiliated investments (cost $2,244,809,759)	$2,349,296,642
Affiliated investments (cost $362,787,437)	360,646,720
Cash	5,515,967
Foreign currency, at value (cost $8,901,102)	8,889,260
Receivable for investments sold	53,971,420
Dividends and interest receivable	21,838,054
Receivable for Fund shares sold	14,770,660
Unrealized appreciation on swap agreements	4,297,532
Unrealized appreciation on forward foreign currency contracts	4,007,041
Due from broker—variation margin	1,310,627
Premiums paid for swap agreements	1,090,604
Prepaid expenses	34,347

Total assets	2,825,668,874

Liabilities
Payable to broker for collateral for securities on loan	225,399,580
Payable for investments purchased	187,029,001
Payable for Fund shares reacquired	7,603,305
Unrealized depreciation on forward foreign currency contracts	4,397,005
Unrealized depreciation on swap agreements	3,525,660
Premiums received for swap agreements	1,801,555
Management fee payable	879,148
Dividends payable	802,702
Distribution fee payable	554,123
Accrued expenses	268,875
Affiliated transfer agent fee payable	84,979
Deferred directors’ fees	15,193

Total liabilities	432,361,126

Net Assets	$2,393,307,748

Net assets were comprised of:
Common stock, at par	$162,071
Paid-in capital in excess of par	2,273,188,379

2,273,350,450
Distributions in excess of net investment income	(2,527,768)
Accumulated net realized gain on investment and foreign currency transactions	18,597,356
Net unrealized appreciation on investments and foreign currencies	103,887,710

Net assets, October 31, 2012	$2,393,307,748

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,126,904,501 ÷ 76,221,682 shares of common stock issued and outstanding)	$14.78
Maximum sales charge (4.50% of offering price)	0.70

Maximum offering price to public	$15.48

Class B
Net asset value, offering price and redemption price per share
($70,397,726 ÷ 4,760,576 shares of common stock issued and outstanding)	$14.79

Class C
Net asset value, offering price and redemption price per share
($322,370,659 ÷ 21,818,224 shares of common stock issued and outstanding)	$14.78

Class Q
Net asset value, offering price and redemption price per share
($29,290,135 ÷ 1,984,121 shares of common stock issued and outstanding)	$14.76

Class R
Net asset value, offering price and redemption price per share
($25,027,682 ÷ 1,689,816 shares of common stock issued and outstanding)	$14.81

Class X
Net asset value, offering price and redemption price per share
($1,160,064 ÷ 78,279 shares of common stock issued and outstanding)	$14.82

Class Z
Net asset value, offering price and redemption price per share
($818,156,981 ÷ 55,518,686 shares of common stock issued and outstanding)	$14.74

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	103

Statement of Operations

Year Ended October 31, 2012

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $25,049)	$72,343,046
Affiliated dividend income	589,497
Affiliated income from securities loaned, net	261,817
Unaffiliated dividend income	43,313

Total income	73,237,673

Expenses
Management fee	8,469,814
Distribution fee—Class A	2,088,041
Distribution fee—Class B	449,315
Distribution fee—Class C	2,380,389
Distribution fee—Class L	34,846
Distribution fee—Class M	1,931
Distribution fee—Class R	53,016
Distribution fee—Class X	3,819
Transfer agent’s fees and expenses (including affiliated expense of $436,000) (Note 3)	1,661,000
Custodian’s fees and expenses	377,000
Registration fees	299,000
Reports to shareholders	122,000
Audit fee	55,000
Directors’ fees	41,000
Legal fees and expenses	37,000
Insurance	21,000
Commitment fee on syndicated credit agreement	15,000
Miscellaneous	18,827

Total expenses	16,127,998
Expense reimbursement (Note 2)	(508,178)

Net expenses	15,619,820

Net investment income	57,617,853

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	20,942,632
Foreign currency transactions	(4,345,467)
Financial futures transactions	1,673,841
Swap agreement transactions	4,480,607
Options written transactions	(543,892)

22,207,721

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $826,459)	78,774,909
Foreign currencies	(1,743,734)
Financial futures contracts	986,479
Swap agreements	(1,177,771)

76,839,883

Net gain on investment and foreign currency transactions	99,047,604

Net Increase In Net Assets Resulting From Operations	$156,665,457

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$57,617,853	$31,470,073
Net realized gain on investment and foreign currency transactions	22,207,721	26,876,722
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	76,839,883	(6,489,688)

Net increase in net assets resulting from operations	156,665,457	51,857,107

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(28,962,661)	(16,940,093)
Class B	(1,775,932)	(1,632,393)
Class C	(6,445,874)	(3,532,593)
Class L	(228,353)	(357,983)
Class M	(5,210)	(84,140)
Class Q	(1,096,288)	(1,140,886)
Class R	(341,440)	(52,121)
Class X	(53,181)	(125,428)
Class Z	(21,978,332)	(7,709,475)

	(60,887,271)	(31,575,112)

Distributions from net realized gains
Class A	(14,507,116)	(4,507,149)
Class B	(1,210,826)	(525,447)
Class C	(4,138,915)	(1,111,542)
Class L	(193,714)	(110,884)
Class M	(13,008)	(43,775)
Class Q	(732,652)	—
Class R	(58,141)	(11,327)
Class X	(42,100)	(45,341)
Class Z	(9,598,152)	(1,720,558)

	(30,494,624)	(8,076,023)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,563,101,607	718,318,849
Net asset value of shares issued in reinvestment of dividends and distributions	77,191,539	34,217,550
Cost of shares reacquired	(488,714,683)	(317,963,557)

Net increase in net assets from Fund share transactions	1,151,578,463	434,572,842

Capital Contributions (Note 2)
Class X	12	653

Total increase	1,216,862,037	446,779,467

Net Assets
Beginning of year	1,176,445,711	729,666,244

End of year	$2,393,307,748	$1,176,445,711

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	105

Notes to Financial Statements

Prudential Total Return Bond Fund, Inc. (the “Fund”), incorporated in Maryland on September 1, 1994, is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is total return.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are

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valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The

Prudential Total Return Bond Fund, Inc.	107

Notes to Financial Statements

continued

amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

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Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The

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use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Foreign Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in

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determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at year end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the

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continued

counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

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Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of year end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized; give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of October 31, 2012, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Restricted and Illiquid Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at

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October 31, 2012 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

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Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $1 billion and .45% of the

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Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .48% for the year ended October 31, 2012.

PI has contractually agreed through February 28, 2014 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets.

The Fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, Class Q, Class R and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class X shares.

The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class R, and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Q or Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1.00%, 1.00%, .75% and 1.00% of the average daily net assets of the Class A, B, C, R and X shares, respectively. For the year ended October 31, 2012, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital. During the year ended October 31, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid the class for the overcharge which is reflected as an increase in net investment income, an increase in distributions from net investment income related to Class X, and capital contributions to Class X. The impact is also reflected in the Financial

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Highlights for the year ended October 31, 2012 and the years ended October 31, 2011, October 31, 2010, October 31, 2009, and October 31, 2008.

PIMS has advised the Fund that it has received $2,478,562 in front-end sales charges resulting from sales of Class A shares, during the year ended October 31, 2012. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker- dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended October 31, 2012, it received $58,135 and $126,930 and $62,469 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Fund’s securities lending agent. For the year ended October 31, 2012, PIM has been compensated approximately $78,200 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company 1940 Act, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the year ended October 31, 2012, were $3,626,588,268 and $2,503,332,897, respectively.

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Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized gain on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income and accumulated net realized gain on investment and foreign currency transactions. For the year ended October 31, 2012, the adjustments were to decrease distributions in excess of net investment income and decrease accumulated net realized gain on investment and foreign currency transactions by $2,984,183 due to difference for financial and tax reporting purposes in the treatment of accreting market discount and amortization of premiums, certain transactions involving foreign currencies, swaps, paydown gains/losses and other book to tax adjustments. Net investment income, net realized gain on investment and foreign currency transactions and net assets were not affected by this change.

For the year ended October 31, 2012, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets, were $77,987,359 of ordinary income and $13,394,536 of long-term capital gains. For the year ended October 31, 2011, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets, were $33,745,631 of ordinary income and $5,905,504 of long-term capital gains.

As of October 31, 2012, the Fund had accumulated undistributed earnings on a tax basis of $16,672,024 of ordinary income and $6,515,560 of long-term capital gains. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$2,614,304,320	$109,363,740	$(13,724,698)	$95,639,042	$1,961,253	$97,600,295

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The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currencies, swaps, futures, forward currency transactions and mark-to-market of receivables and payables.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefits plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

The last conversion of Class L and Class M shares to Class A shares was completed as of August 24, 2012 and April 13, 2012, respectively. There are no Class L and Class M shares outstanding and Class L and Class M shares are no longer being offered for sale.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

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During the fiscal year ended October 31, 2010, the Fund received $181,981 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. The per share effect of this amount is disclosed in the financial highlights for each of the share classes that is affected.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z shares, each of which consists of 600 million, 75 million, 75 million, 25 million, 350 million, 350 million, 25 million and 500 million shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended October 31, 2012:
Shares sold	49,531,561	$711,111,409
Shares issued in reinvestment of dividends and distributions	2,651,817	37,734,858
Shares reacquired	(15,641,642)	(224,565,578)

Net increase (decrease) in shares outstanding before conversion	36,541,736	524,280,689
Shares issued upon conversion from Class B, Class L, Class M, Class X and Class Z	1,252,950	18,081,223
Shares reacquired upon conversion into Class Z	(88,316)	(1,279,261)

Net increase (decrease) in shares outstanding	37,706,370	$541,082,651

Year ended October 31, 2011:
Shares sold	17,730,720	$251,371,786
Shares issued in reinvestment of dividends and distributions	1,361,671	19,077,931
Shares reacquired	(9,607,662)	(134,759,832)

Net increase (decrease) in shares outstanding before conversion	9,484,729	135,689,885
Shares issued upon conversion from Class B, Class M, Class X and Class Z	802,088	11,291,331
Shares reacquired upon conversion into Class Z	(365,173)	(5,239,505)

Net increase (decrease) in shares outstanding	9,921,644	$141,741,711

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Class B	Shares	Amount
Year ended October 31, 2012:
Shares sold	2,067,665	$29,682,780
Shares issued in reinvestment of dividends and distributions	173,738	2,464,466
Shares reacquired	(563,365)	(8,085,917)

Net increase (decrease) in shares outstanding before conversion	1,678,038	24,061,329
Shares reacquired upon conversion into Class A	(466,132)	(6,676,721)

Net increase (decrease) in shares outstanding	1,211,906	$17,384,608

Year ended October 31, 2011:
Shares sold	1,224,067	$17,310,273
Shares issued in reinvestment of dividends and distributions	135,072	1,889,154
Shares reacquired	(700,171)	(9,832,129)

Net increase (decrease) in shares outstanding before conversion	658,968	9,367,298
Shares reacquired upon conversion into Class A	(466,019)	(6,574,086)

Net increase (decrease) in shares outstanding	192,949	$2,793,212

Class C
Year ended October 31, 2012:
Shares sold	13,130,944	$188,491,323
Shares issued in reinvestment of dividends and distributions	577,861	8,203,177
Shares reacquired	(2,455,708)	(35,284,810)

Net increase (decrease) in shares outstanding before conversion	11,253,097	161,409,690
Shares reacquired upon conversion into Class Z	(66,798)	(968,216)

Net increase (decrease) in shares outstanding	11,186,299	$160,441,474

Year ended October 31, 2011:
Shares sold	5,493,742	$77,926,941
Shares issued in reinvestment of dividends and distributions	260,507	3,642,983
Shares reacquired	(2,103,905)	(29,493,014)

Net increase (decrease) in shares outstanding before conversion	3,650,344	52,076,910
Shares reacquired upon conversion into Class Z	(4,927)	(70,260)

Net increase (decrease) in shares outstanding	3,645,417	$52,006,650

Class L
Period ended August 24, 2012*:
Shares sold	4,257	$60,431
Shares issued in reinvestment of dividends and distributions	27,397	385,777
Shares reacquired	(70,693)	(1,010,968)

Net increase (decrease) in shares outstanding before conversion	(39,039)	(564,760)
Shares reacquired upon conversion into Class A	(580,273)	(8,453,824)

Net increase (decrease) in shares outstanding	(619,312)	$(9,018,584)

Year ended October 31, 2011:
Shares sold	4,480	$63,162
Shares issued in reinvestment of dividends and distributions	32,837	459,285
Shares reacquired	(135,615)	(1,917,214)

Net increase (decrease) in shares outstanding	(98,298)	$(1,394,767)

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Class M	Shares	Amount
Period ended April 13, 2012**:
Shares sold	1,718	$24,512
Shares issued in reinvestment of dividends and distributions	1,249	17,421
Shares reacquired	(2,914)	(40,977)

Net increase (decrease) in shares outstanding before conversion	53	956
Shares reacquired upon conversion into Class A	(57,225)	(814,955)

Net increase (decrease) in shares outstanding	(57,172)	$(813,999)

Year ended October 31, 2011:
Shares sold	2,611	$36,701
Shares issued in reinvestment of dividends and distributions	7,943	110,410
Shares reacquired	(50,283)	(703,507)

Net increase (decrease) in shares outstanding before conversion	(39,729)	(556,396)
Shares reacquired upon conversion into Class A	(242,416)	(3,403,886)

Net increase (decrease) in shares outstanding	(282,145)	$(3,960,282)

Class Q
Year ended October 31, 2012:
Shares sold	390,853	$5,615,300
Shares issued in reinvestment of dividends and distributions	129,331	1,828,950
Shares reacquired	(900,255)	(12,836,800)

Net increase (decrease) in shares outstanding	(380,071)	$(5,392,550)

Period ended October 31, 2011***:
Shares sold	2,719,354	$37,368,936
Shares issued in reinvestment of dividends	80,899	1,140,927
Shares reacquired	(436,061)	(6,195,000)

Net increase (decrease) in shares outstanding	2,364,192	$32,314,863

Class R
Year ended October 31, 2012:
Shares sold	1,715,096	$24,801,771
Shares issued in reinvestment of dividends and distributions	22,293	322,478
Shares reacquired	(203,281)	(2,957,962)

Net increase (decrease) in shares outstanding	1,534,108	$22,166,287

Year ended October 31, 2011:
Shares sold	125,472	$1,777,183
Shares issued in reinvestment of dividends and distributions	2,250	31,830
Shares reacquired	(38,635)	(545,141)

Net increase (decrease) in shares outstanding	89,087	$1,263,872

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Class X	Shares	Amount
Year ended October 31, 2012:
Shares sold	2,560	$37,028
Shares issued in reinvestment of dividends and distributions	6,551	92,806
Shares reacquired	(11,343)	(161,793)

Net increase (decrease) in shares outstanding before conversion	(2,232)	(31,959)
Shares reacquired upon conversion into Class A	(68,675)	(986,482)

Net increase (decrease) in shares outstanding	(70,907)	$(1,018,441)

Year ended October 31, 2011:
Shares sold	8,688	$122,900
Shares issued in reinvestment of dividends and distributions	12,120	169,536
Shares reacquired	(90,512)	(1,266,277)

Net increase (decrease) in shares outstanding before conversion	(69,704)	(973,841)
Shares reacquired upon conversion into Class A	(87,453)	(1,235,696)

Net increase (decrease) in shares outstanding	(157,157)	$(2,209,537)

Class Z
Year ended October 31, 2012:
Shares sold	42,179,280	$603,277,053
Shares issued in reinvestment of dividends and distributions	1,840,339	26,141,606
Shares reacquired	(14,252,973)	(203,769,878)

Net increase (decrease) in shares outstanding before conversion	29,766,646	425,648,781
Shares issued upon conversion from Class A and Class C	155,585	2,247,477
Shares reacquired upon conversion into Class A	(80,138)	(1,149,241)

Net increase (decrease) in shares outstanding	29,842,093	$426,747,017

Year ended October 31, 2011:
Shares sold	23,521,646	$332,340,967
Shares issued in reinvestment of dividends and distributions	548,992	7,695,494
Shares reacquired	(9,553,652)	(133,251,443)

Net increase (decrease) in shares outstanding before conversion	14,516,986	206,785,018
Shares issued upon conversion from Class A and Class C	371,130	5,309,765
Shares reacquired upon conversion into Class A	(5,460)	(77,663)

Net increase (decrease) in shares outstanding	14,882,656	$212,017,120

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.
***	Commencement of offering was December 27, 2010.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose

Prudential Total Return Bond Fund, Inc.	123

Notes to Financial Statements

continued

of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through November 14, 2012. The SCA has been renewed effective November 15, 2012 at substantially similar terms through November 14, 2013. The Funds pay an annualized commitment fee of .08% on the unused portion of the SCA. Prior to December 16, 2011, the Funds had another SCA of a $750 million commitment with an annualized commitment fee of .10% on the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the year ended October 31, 2012.

Note 8. Notice of Distributions to Shareholders

Subsequent to the fiscal year end, the Fund declared capital gain distributions on December 19, 2012 to shareholders of record on December 20, 2012. The ex-dividend date was December 21, 2012. The per share amounts declared were as follows:

	Long-Term Capital Gains	Short-Term Capital Gains
Class A, B, C, Q, R, X & Z	$0.03795	$0.09631

Note 9. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

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Financial Highlights

Class A Shares
	Year Ended October 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.41	$14.27	$13.21	$11.26	$12.62
Income (loss) from investment operations:
Net investment income	.47	.55	.58	.55	.61
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.72	.31	1.01	1.98	(1.38)
Total from investment operations	1.19	.86	1.59	2.53	(.77)
Less Dividends and Distributions:
Dividends from net investment income	(.50)	(.56)	(.53)	(.58)	(.59)
Distributions from net realized gains	(.32)	(.16)	-	-	-
Total dividends and distributions	(.82)	(.72)	(.53)	(.58)	(.59)
Capital Contributions (Note 6):	-	-	- (b)	-	-
Net asset value, end of year	$14.78	$14.41	$14.27	$13.21	$11.26
Total Return(c):	8.67%	6.28%	12.27%	23.09%	(6.36)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,126,905	$555,062	$408,014	$290,709	$235,064
Average net assets (000)	$835,198	$428,956	$339,741	$259,620	$253,885
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.85%	.85%	.85%	.85%	.91%
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.60%	.66%
Net investment income	3.28%	3.92%	4.22%	4.61%	4.93%
Portfolio turnover rate	256%	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .88%, .63% and 3.25%, respectively, for the year ended October 31, 2012, .97%, ..72% and 3.80%, respectively, for the year ended October 31, 2011, .97%, .72% and 4.10%, respectively, for the year ended October 31, 2010, 1.07%, .82% and 4.39%, respectively, for the year ended October 31, 2009 and 1.07%, .82% and 4.77%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	125

Financial Highlights

continued

Class B Shares
	Year Ended October 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.42	$14.27	$13.21	$11.25	$12.61
Income (loss) from investment operations:
Net investment income	.40	.48	.51	.49	.55
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.72	.32	1.01	1.99	(1.38)
Total from investment operations	1.12	.80	1.52	2.48	(.83)
Less Dividends and Distributions:
Dividends from net investment income	(.43)	(.49)	(.46)	(.52)	(.53)
Distributions from net realized gains	(.32)	(.16)	-	-	-
Total dividends and distributions	(.75)	(.65)	(.46)	(.52)	(.53)
Capital Contributions (Note 6):	-	-	- (b)	-	-
Net asset value, end of year	$14.79	$14.42	$14.27	$13.21	$11.25
Total Return(c):	8.12%	5.83%	11.71%	22.59%	(6.83)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$70,398	$51,154	$47,886	$40,281	$53,291
Average net assets (000)	$59,908	$46,957	$42,019	$44,554	$70,583
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.35%	1.35%	1.35%	1.35%	1.41%
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.60%	.66%
Net investment income	2.78%	3.43%	3.73%	4.12%	4.45%
Portfolio turnover rate	256%	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.38%, .63% and 2.75%, respectively, for the year ended October 31, 2012, 1.47%, .72% and 3.31%, respectively, for the year ended October 31, 2011, 1.47%, .72% and 3.61%, respectively, for the year ended October 31, 2010, 1.57%, .82% and 3.89%, respectively, for the year ended October 31, 2009 and 1.57%, ..82% and 4.29%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(e) The distributor of the Fund has voluntarily agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class B shares.

See Notes to Financial Statements.

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Class C Shares
	Year Ended October 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.40	$14.26	$13.20	$11.25	$12.61
Income (loss) from investment operations:
Net investment income	.36	.45	.50	.49	.55
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.73	.32	1.02	1.98	(1.38)
Total from investment operations	1.09	.77	1.52	2.47	(.83)
Less Dividends and Distributions:
Dividends from net investment income	(.39)	(.47)	(.46)	(.52)	(.53)
Distributions from net realized gains	(.32)	(.16)	-	-	-
Total dividends and distributions	(.71)	(.63)	(.46)	(.52)	(.53)
Capital Contributions (Note 6):	-	-	- (b)	-	-
Net asset value, end of year	$14.78	$14.40	$14.26	$13.20	$11.25
Total Return(c):	7.93%	5.58%	11.72%	22.51%	(6.83)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$322,371	$153,146	$99,621	$53,688	$41,201
Average net assets (000)	$238,034	$108,297	$72,297	$46,340	$46,126
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.60%	1.53%	1.35%	1.35%	1.41%
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.60%	.66%
Net investment income	2.52%	3.24%	3.69%	4.11%	4.45%
Portfolio turnover rate	256%	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.63%, .63% and 2.49%, respectively, for the year ended October 31, 2012, 1.65%, .72% and 3.12%, respectively, for the year ended October 31, 2011, 1.47%, .72% and 3.57%, respectively, for the year ended October 31, 2010, 1.57%, .82% and 3.89%, respectively, for the year ended October 31, 2009 and 1.57%, ..82% and 4.28%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through February 28, 2011.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	127

Financial Highlights

continued

Class L Shares
	Period Ended August 24,		Year Ended October 31,
	2012(h)		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.41		$14.27	$13.21	$11.25	$12.62
Income (loss) from investment operations:
Net investment income	.36		.52	.55	.52	.57
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.50		.31	1.01	1.99	(1.38)
Total from investment operations	.86		.83	1.56	2.51	(.81)
Less Dividends and Distributions:
Dividends from net investment income	(.38)		(.53)	(.50)	(.55)	(.56)
Distributions from net realized gains	(.32)		(.16)	-	-	-
Total dividends and distributions	(.70)		(.69)	(.50)	(.55)	(.56)
Capital Contributions (Note 6):	-		-	- (b)	-	-
Net asset value, end of period	$14.57		$14.41	$14.27	$13.21	$11.25
Total Return(c):	6.26%		6.02%	11.99%	22.90%	(6.67)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,454		$8,927	$10,242	$10,820	$11,149
Average net assets (000)	$8,559		$9,555	$10,512	$10,661	$13,644
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.10%	(e)	1.10%	1.10%	1.10%	1.16%
Expenses, excluding distribution and service (12b-1) fees	.60%	(e)	.60%	.60%	.60%	.66%
Net investment income	3.07%	(e)	3.69%	4.01%	4.37%	4.69%
Portfolio turnover rate	256%	(f)(g)	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.13%, .63% and 3.04%, respectively, for the period ended August 24, 2012, 1.22%, .72% and 3.57%, respectively, for the year ended October 31, 2011, 1.22%, .72% and 3.89%, respectively, for the year ended October 31, 2010, 1.32%, .82% and 4.14%, respectively, for the year ended October 31, 2009 and 1.32%, .82% and 4.53%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Calculated as of October 31, 2012.

(h) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

See Notes to Financial Statements.

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Class M Shares
	Period Ended April 13,		Year Ended October 31,
	2012(h)		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.42		$14.27	$13.21	$11.25	$12.61
Income (loss) from investment operations:
Net investment income	.15		.44	.48	.46	.55
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.22		.32	1.01	1.99	(1.38)
Total from investment operations	.37		.76	1.49	2.45	(.83)
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.45)	(.43)	(.49)	(.53)
Distributions from net realized gains	(.32)		(.16)	-	-	-
Total dividends and distributions	(.49)		(.61)	(.43)	(.49)	(.53)
Capital Contributions (Note 6):	-		-	- (b)	-	-
Net asset value, end of period	$14.30		$14.42	$14.27	$13.21	$11.25
Total Return(c):	2.74%		5.56%	11.44%	22.29%	(6.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$824	$4,843	$14,153	$24,877
Average net assets (000)	$423		$2,430	$9,289	$18,875	$37,597
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.60%	(e)	1.60%	1.60%	1.60%	1.45%
Expenses, excluding distribution and service (12b-1) fees	.60%	(e)	.60%	.60%	.60%	.66%
Net investment income	2.51%	(e)	3.22%	3.58%	3.88%	4.42%
Portfolio turnover rate	256%	(f)(g)	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.62%, .62% and 2.49%, respectively, for the period ended April 13, 2012, 1.72%, .72% and 3.10%, respectively, for the year ended October 31, 2011, 1.72%, .72% and 3.46%, respectively, for the year ended October 31, 2010, 1.82%, .82% and 3.65%, respectively, for the year ended October 31, 2009 and 1.61%, .82% and 4.26%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Calculated as of October 31, 2012.

(h) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	129

Financial Highlights

continued

Class Q Shares
	Year Ended October 31, 2012	December 27, 2010(a) through October 31, 2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.39	$13.70
Income (loss) from investment operations:
Net investment income	.51	.50
Net realized and unrealized gain on investment and foreign currency transactions	.72	.65
Total from investment operations	1.23	1.15
Less Dividends and Distributions:
Dividends from net investment income	(.54)	(.46)
Distributions from net realized gains	(.32)	-
Total dividends and distributions	(.86)	(.46)
Net asset value, end of period	$14.76	$14.39
Total Return(c):	9.02%	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,290	$34,014
Average net assets (000)	$28,908	$34,559
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.54%	.60%	(e)
Expenses, excluding distribution and service (12b-1) fees	.54%	.60%	(e)
Net investment income	3.61%	4.18%	(e)
Portfolio turnover rate	256%	242%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .60%, .60% and 4.18%, respectively, for the period ended October 31, 2011. Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Class R Shares
	Year Ended October 31,				January 14, 2008(b) through October 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.44	$14.29	$13.20	$11.26	$12.71
Income (loss) from investment operations:
Net investment income	.44	.51	.54	.52	.46
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.71	.33	1.04	1.97	(1.46)
Total from investment operations	1.15	.84	1.58	2.49	(1.00)
Less Dividends and Distributions:
Dividends from net investment income	(.46)	(.53)	(.49)	(.55)	(.45)
Distributions from net realized gains	(.32)	(.16)	-	-	-
Total dividends and distributions	(.78)	(.69)	(.49)	(.55)	(.45)
Capital Contributions (Note 6):	-	-	- (c)	-	-
Net asset value, end of period	$14.81	$14.44	$14.29	$13.20	$11.26
Total Return(d):	8.39%	6.09%	12.17%	22.64%	(8.12)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,028	$2,248	$952	$1	$1
Average net assets (000)	$10,603	$1,445	$329	$1	$1
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.10%	1.10%	1.10%	1.10%	1.16%	(g)
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.60%	.66%	(g)
Net investment income	3.03%	3.65%	3.79%	4.31%	5.85%	(g)
Portfolio turnover rate	256%	242%	185%	397%	512%	(h)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.13%, .63% and 3.00%, respectively, for the year ended October 31, 2012, 1.22%, .72% and 3.53%, respectively, for the year ended October 31, 2011, 1.22%, .72% and 3.67%, respectively, for the year ended October 31, 2010, 1.32%, .82% and 4.09%, respectively, for the year ended October 31, 2009 and 1.32%, .82% and 5.69%, respectively, for the period ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	131

Financial Highlights

continued

Class X Shares
	Year Ended October 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.45	$14.30	$13.23	$11.28	$12.62
Income (loss) from investment operations:
Net investment income	.47	.55	.58	.55	.64
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.72	.32	1.01	1.99	(1.38)
Total from investment operations	1.19	.87	1.59	2.54	(.74)
Less Dividends and Distributions:
Dividends from net investment income	(.50)	(.56)	(.53)	(.60)	(.61)
Distributions from net realized gains	(.32)	(.16)	-	-	-
Total dividends and distributions	(.82)	(.72)	(.53)	(.60)	(.61)
Capital Contributions (Note 2 & 6):	- (b)	- (b)	.01	.01	.01
Net asset value, end of year	$14.82	$14.45	$14.30	$13.23	$11.28
Total Return(c):	8.66%	6.34%	12.33%	23.26%	(6.06)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,160	$2,156	$4,381	$6,494	$8,229
Average net assets (000)	$1,527	$3,072	$5,043	$7,270	$10,631
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.85%	.85%	.85%	.85%	.85%
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.60%	.66%
Net investment income	3.28%	3.93%	4.28%	4.64%	5.15%
Portfolio turnover rate	256%	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .88%, .63% and 3.25%, respectively, for the year ended October 31, 2012, .97%, ..72% and 3.81%, respectively, for the year ended October 31, 2011, .97%, .72% and 4.16%, respectively, for the year ended October 31, 2010, 1.07%, .82% and 4.41%, respectively, for the year ended October 31, 2009 and 1.01%, .82% and 4.99%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

132	Visit our website at www.prudentialfunds.com

Class Z Shares
	Year Ended October 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.37	$14.24	$13.18	$11.24	$12.60
Income (loss) from investment operations:
Net investment income	.51	.57	.60	.58	.64
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.72	.32	1.02	1.97	(1.37)
Total from investment operations	1.23	.89	1.62	2.55	(.73)
Less Dividends and Distributions:
Dividends from net investment income	(.54)	(.60)	(.56)	(.61)	(.63)
Distributions from net realized gains	(.32)	(.16)	-	-	-
Total dividends and distributions	(.86)	(.76)	(.56)	(.61)	(.63)
Capital Contributions (Note 6):	-	-	- (b)	-	-
Net asset value, end of year	$14.74	$14.37	$14.24	$13.18	$11.24
Total Return(c):	8.97%	6.49%	12.58%	23.35%	(6.13)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$818,157	$368,914	$153,727	$60,279	$23,658
Average net assets (000)	$589,624	$186,108	$99,628	$31,795	$22,302
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.60%	.60%	.60%	.60%	.66%
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.60%	.66%
Net investment income	3.54%	4.15%	4.42%	4.86%	5.19%
Portfolio turnover rate	256%	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .63%, .63% and 3.51%, respectively, for the year ended October 31, 2012, .72%, .72% and 4.03%, respectively, for the year ended October 31, 2011, .72%, .72% and 4.30%, respectively, for the year ended October 31, 2010, .82%, .82% and 4.65%, respectively, for the year ended October 31, 2009 and .82%, .82% and 5.03%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	133

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Total Return Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential Total Return Bond Fund, Inc. (hereafter referred to as the “Fund”), including the portfolio of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and the ten-month period ended October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and the ten-month period ended October 31, 2007, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 21, 2012

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Tax Information

(Unaudited)

We are advising you that during the year ended October 31, 2012, the Fund reports the maximum amount allowed per share but not less than $0.14 for Class A, B, C, L, M, Q, R, X and Z shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended October 31, 2012, the Fund reports the maximum amount allowable but not less than 65.25% as interest related dividends in accordance with Section 871(k)(1) and 881(e)(1) and 100% as short-term capital gain distribution in accordance with Section 871(k)(2) and 881(e)(2) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after October 31, 2012. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2013, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of distributions received by you in calendar year 2012.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 7.78% of the dividends paid by the Fund qualifies for such deduction.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

Prudential Total Return Bond Fund, Inc.	135

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (60) Board Member Portfolios Overseen: 63

Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (60) Board Member Portfolios Overseen: 63

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).

Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Michael S. Hyland, CFA (67) Board Member Portfolios Overseen: 63

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

None.
Douglas H. McCorkindale (73) Board Member Portfolios Overseen: 63

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

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Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (70) Board Member Portfolios Overseen: 63	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (69) Board Member & Independent Chair Portfolios Overseen: 63

Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.

None.
Robin B. Smith (73) Board Member Portfolios Overseen: 63

Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (69) Board Member Portfolios Overseen: 63

Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (50) Board Member & President Portfolios Overseen: 63

President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).

None.

Prudential Total Return Bond Fund, Inc.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Scott E. Benjamin (39) Board Member & Vice President Portfolios Overseen: 63

Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.

(1) The year that each individual joined the Fund’s Board is as follows:

Linda W. Bynoe, 2005; Douglas H. McCorkindale, 2003; Richard A. Redeker, 1994; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Kevin J. Bannon, 2008; Michael S. Hyland, 2008; Stephen P. Munn, 2008; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Judy A. Rice (64) Vice President

Chairman of Prudential Investments LLC (since January 2012); President, Chief Executive Officer (May 2011-Present) and Executive Vice President (December 2008-May 2011) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (February 2003-December 2011) of Prudential Investments LLC; formerly President, Chief Executive Officer and Officer-In-Charge (April 2003-December 2011) of Prudential Mutual Fund Services LLC (PMFS); formerly Member of the Board of Directors of Jennison Associates LLC (November 2010-December 2011); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, COO, CEO and Manager of PIFM Holdco, LLC (April 2006-December 2011); formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

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Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Raymond A. O’Hara (57) Chief Legal Officer

Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of PMFS (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988– August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).

Deborah A. Docs (54) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (54) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (38) Assistant Secretary

Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Andrew R. French (50) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of PMFS.

Amanda S. Ryan (34) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray (2008-2012).
Timothy J. Knierim (53) Chief Compliance Officer

Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2002-2007) and formerly Chief Ethics Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2006-2007).

Valerie M. Simpson (54) Deputy Chief Compliance Officer

Chief Compliance Officer (since April 2007) of Prudential Investments LLC and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

Prudential Total Return Bond Fund, Inc.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Theresa C. Thompson (50) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).
Richard W. Kinville (44) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

Grace C. Torres (53) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (48) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (54) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year that each individual became an Officer of the Fund is as follows:

Judy A. Rice, 2012; Raymond A. O’Hara, 2012; Deborah A. Docs, 1996; Jonathan D. Shain, 2004; Claudia DiGiacomo, 2005; Andrew R. French, 2006; Amanda S. Ryan, 2012; Timothy J. Knierim, 2007; Valerie M. Simpson 2007; Theresa C. Thompson, 2008; Richard W. Kinville, 2011, 2006, Grace C. Torres, 1996; M. Sadiq Peshimam, 2006; Peter Parrella, 2007.

Explanatory Notes to Tables:

■	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
■	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.
■	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.
■	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.
■	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Total Return Bond Fund, Inc. (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

Prudential Total Return Bond Fund, Inc.

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Prudential Total Return Bond Fund, Inc.

Approval of Advisory Agreements (continued)

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2011. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Intermediate Investment-Grade Debt Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the Fund’s strong performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Street New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Total Return Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL TOTAL RETURN BOND FUND, INC.

SHARE CLASS	A	B	C	Q	R	X	Z
NASDAQ	PDBAX	PRDBX	PDBCX	PTRQX	DTBRX	N/A	PDBZX
CUSIP	74440B108	74440B207	74440B306	74440B884	74440B801	74440B702	74440B405

MF166E    0236600-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended October 31, 2012 and October 31, 2011, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $54,500 and $46,500, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

During the fiscal year ended October 31, 2012, KPMG billed the Registrant $179 for professional services rendered in connection with agreed upon procedures performed related to the receipt of payments pursuant to certain fair fund settlement orders. Not applicable for the fiscal year ended October 31, 2011.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-

approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(c) was approved by the audit committee.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2012 and 2011. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2012 and 2011 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Total Return Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 20, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	December 20, 2012